UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

SEMIANNUAL REPORT • June 30, 2010

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S.),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

Board Review of Investment Advisory Agreements	Back Cover

Proxy Voting Policies and Information	Back Cover

Quarterly Portfolio Disclosure	Back Cover

Further Information	Back Cover

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Letter from the CEO of MFS

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Portfolio Composition — Capital Appreciation Variable Account

Portfolio structure

Top ten holdings
Oracle Corp.	4.4%
Cisco Systems, Inc.	4.2%
Danaher Corp.	3.6%
MasterCard, Inc., “A”	3.6%
Accenture Ltd., “A”	3.3%
Google, Inc., “A”	3.0%
Colgate-Palmolive Co.	2.9%
Johnson & Johnson	2.7%
Schlumberger Ltd.	2.6%
Apple, Inc.	2.5%

Equity sectors
Technology	24.6%
Health Care	16.5%
Special Products & Services	12.9%
Consumer Staples	12.9%
Financial Services	8.3%
Industrial Goods & Services	6.8%
Energy	6.0%
Retailing	4.8%
Basic Materials	3.4%
Leisure	2.7%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Global Governments Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	69.5%
U.S. Treasury Securities	16.4%
Mortgage-Backed Securities	4.0%
U.S. Government Agencies	2.8%
Commercial Mortgage-Backed Securities	1.6%
High Grade Corporates	1.2%
Municipal Bonds	0.4%
Emerging Markets Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	52.1%
AA	37.9%
Cash & Other (NR)	4.0%
U.S. Agency (NR)	6.0%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	8.6 yrs.

Issuer country weightings (i)
United States	30.0%
Japan	24.5%
Germany	15.1%
Italy	9.5%
United Kingdom	4.7%
Netherlands	4.3%
France	2.7%
Austria	2.3%
Finland	2.3%
Other Countries	4.6%

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Government Securities Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	59.4%
U.S. Treasury Securities	18.1%
U.S. Government Agencies	12.4%
Municipal Bonds	4.0%
Commercial Mortgage-Backed Securities	1.8%
High Grade Corporates	0.5%

Composition including fixed income credit quality (a)(i)
AAA	23.8%
AA	3.4%
Cash & Other (NR)	8.5%
U.S. Agency (NR)	64.3%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	5.8 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — High Yield Variable Account

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	7.8%
Broadcasting	6.4%
Energy — Independent	6.3%
Telecommunications — Wireless	4.9%
Utilities — Electric Power	4.9%

Composition including fixed income credit quality (a)(i)
A	0.1%
BBB	3.0%
BB	28.3%
B	43.3%
CCC	19.4%
CC (o)	0.0%
C	0.4%
D	0.4%
Cash & Other (NR)	3.1%
Non-Fixed Income (NR)	2.0%

Portfolio facts (i)
Average Duration (d)	4.4
Average Effective Maturity (m)	6.8 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have longterm public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Money Market Variable Account

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	3.1%
A-1	100.4%
Non Rated	0.0%
Cash & Other	(3.5)%

Maturity breakdown (u)
0 - 7 days	35.1%
8 - 29 days	26.6%
30 - 59 days	18.5%
60 - 89 days	23.3%
Other Assets Less Liabilities	(3.5)%

(a)	The composition table shows the percentage of portfolio assets falling within each rating category. Included in each rating category are short-term debt securities, the ratings of which are based on the short-term credit quality ratings of the securities’ issuers. For repurchase agreements, the credit quality is based on the short-term rating of the counterparty with which MFS trades the repurchase agreement. Each short-term debt security is assigned a rating in accordance with the following ratings hierarchy: If the issuer is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Cash and other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are converted to the S&P scale and are subject to change.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Total Return Variable Account

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 Years	2.8%
U.S. Treasury Notes, 3.75%, 2018	2.2%
JPMorgan Chase & Co.	1.8%
Freddie Mac, 5.0%, 30 Years	1.8%
Lockheed Martin Corp.	1.8%
AT&T Inc.	1.6%
Fannie Mae, 6.0%, 30 Years	1.5%
Johnson & Johnson	1.5%
Philip Morris International Inc.	1.4%
Exxon Mobil Corp.	1.4%

Composition including fixed income credit quality (a)(i)
AAA	15.6%
AA	1.6%
A	4.0%
BBB	6.5%
BB	0.3%
B (o)	0.0%
CCC	0.2%
Cash & Other (NR)	0.8%
U.S. Agency (NR)	15.3%
Non-Fixed Income (NR)	55.7%

Equity sectors
Financial Services	12.0%
Energy	6.9%
Consumer Staples	6.3%
Health Care	5.9%
Utilities & Communications	5.8%
Industrial Goods & Services	5.4%
Technology	3.2%
Retailing	3.2%
Basic Materials	2.2%
Leisure	2.2%
Special Products & Services	1.4%
Autos & Housing	0.8%
Transportation	0.4%

Fixed income sectors (i)
Mortgage-Backed Securities	15.2%
U.S. Treasury Securities	12.0%
High Grade Corporates	10.1%
Commercial Mortgage-Backed Securities	2.2%
Non-U.S. Government Bonds	0.9%
U.S. Government Agencies	0.8%
Emerging Markets Bonds	0.6%
Asset-Backed Securities	0.6%
Municipal Bonds	0.4%
Collateralized Debt Obligations	0.4%
High Yield Corporates	0.3%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition — Total Return Variable Account — continued

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Market Environment

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

Portfolio of Investments (unaudited) — June 30, 2010

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.9%
Aerospace - 2.8%
Precision Castparts Corp.	3,970	$408,587
United Technologies Corp.	42,870	2,782,692

		$3,191,279

Alcoholic Beverages - 1.6%
Companhia de Bebidas das Americas, ADR	7,510	$758,585
Diageo PLC	64,780	1,015,042

		$1,773,627

Apparel Manufacturers - 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	9,130	$994,509
NIKE, Inc., “B”	30,990	2,093,375

		$3,087,884

Broadcasting - 0.3%
Omnicom Group, Inc.	11,030	$378,329

Brokerage & Asset Managers - 5.1%
Charles Schwab Corp.	155,010	$2,198,042
CME Group, Inc.	5,760	1,621,728
Franklin Resources, Inc.	23,000	1,982,370

		$5,802,140

Business Services - 12.9%
Accenture Ltd., “A”	95,320	$3,684,118
Automatic Data Processing, Inc.	14,200	571,692
Dun & Bradstreet Corp.	39,180	2,629,762
Fidelity National Information Services, Inc.	23,400	627,588
MasterCard, Inc., “A”	20,320	4,054,450
Verisk Analytics, Inc., “A” (a)	43,540	1,301,846
Visa, Inc., “A”	18,170	1,285,528
Western Union Co.	32,240	480,698

		$14,635,682

Cable TV - 0.4%
DIRECTV, “A” (a)	13,500	$457,920

Chemicals - 1.3%
Monsanto Co.	31,940	$1,476,267

Computer Software - 4.4%
Oracle Corp.	230,740	$4,951,680

Computer Software - Systems - 7.8%
Apple, Inc. (a)	11,200	$2,817,136
EMC Corp. (a)	74,000	1,354,200
Hewlett-Packard Co.	52,060	2,253,157
International Business Machines Corp.	19,850	2,451,078

		$8,875,571

Consumer Products - 5.9%
Church & Dwight Co., Inc.	26,520	$1,663,069
Colgate-Palmolive Co.	41,810	3,292,956
Procter & Gamble Co.	29,420	1,764,612

		$6,720,637

Electrical Equipment - 4.0%
Danaher Corp.	109,440	$4,062,413
W.W. Grainger, Inc.	4,550	452,498

		$4,514,911

Electronics - 4.6%
Microchip Technology, Inc.	72,800	$2,019,472
Samsung Electronics Co. Ltd., GDR	3,590	1,123,118
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	208,756	2,037,459

		$5,180,049

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Energy - Integrated - 2.1%
Chevron Corp.	12,730	$863,858
Exxon Mobil Corp.	16,210	925,105
Hess Corp.	10,690	538,135

		$2,327,098

Food & Beverages - 5.4%
Groupe Danone	31,598	$1,687,395
Mead Johnson Nutrition Co., “A”	20,630	1,033,976
Nestle S.A.	11,340	547,155
PepsiCo, Inc.	46,040	2,806,138

		$6,074,664

Food & Drug Stores - 0.4%
CVS Caremark Corp.	15,879	$465,572

Gaming & Lodging - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	8,740	$362,098

General Merchandise - 0.7%
Target Corp.	16,970	$834,415

Internet - 3.6%
eBay, Inc. (a)	35,520	$696,547
Google, Inc., “A” (a)	7,660	3,408,317

		$4,104,864

Major Banks - 3.2%
Bank of New York Mellon Corp.	86,814	$2,143,438
State Street Corp.	42,770	1,446,481

		$3,589,919

Medical & Health Technology & Services - 2.1%
Medco Health Solutions, Inc. (a)	8,820	$485,806
Patterson Cos., Inc.	51,390	1,466,157
VCA Antech, Inc. (a)	17,340	429,338

		$2,381,301

Medical Equipment - 9.9%
Becton, Dickinson & Co.	24,470	$1,654,661
DENTSPLY International, Inc.	82,360	2,463,388
Medtronic, Inc.	49,540	1,796,816
St. Jude Medical, Inc. (a)	16,280	587,545
Synthes, Inc.	9,450	1,086,637
Thermo Fisher Scientific, Inc. (a)	50,920	2,497,626
Waters Corp. (a)	16,440	1,063,668

		$11,150,341

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	12,880	$798,431

Network & Telecom - 4.2%
Cisco Systems, Inc. (a)	224,780	$4,790,062

Oil Services - 3.9%
National Oilwell Varco, Inc.	44,500	$1,471,615
Schlumberger Ltd.	52,970	2,931,360

		$4,402,975

Pharmaceuticals - 4.5%
Abbott Laboratories	23,770	$1,111,961
Allergan, Inc.	15,900	926,334
Johnson & Johnson	51,650	3,050,449

		$5,088,744

Printing & Publishing - 1.7%
MSCI, Inc., “A” (a)	69,040	$1,891,696

Specialty Chemicals - 1.4%
Praxair, Inc.	20,520	$1,559,315

10-CAVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Specialty Stores - 1.0%
Staples, Inc.	59,960	$1,142,238

Total Common Stocks (Identified Cost, $106,883,802)		$112,009,709

MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	916,396	$916,396
Total Investments (Identified Cost, $107,800,198)		$112,926,105

OTHER ASSETS, LESS LIABILITIES - 0.3%		285,420

NET ASSETS - 100.0%		$113,211,525

See portfolio footnotes and notes to financial statements.

11-CAVA

Portfolio of Investments (unaudited) — June 30, 2010

Global Governments Variable Account

Issuer	Shares/Par		Value ($)

BONDS - 94.7%
Foreign Bonds - 68.9%
Austria - 2.3%
Republic of Austria, 4.65%, 2018	EUR	109,000	$149,971

Belgium - 0.5%
Kingdom of Belgium, 5.5%, 2017	EUR	21,000	$29,867

Canada - 1.4%
Bayview Commercial Asset Trust, FRN, 1.004%, 2023 (z)	CAD	30,000	$21,764
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	55,691
Government of Canada, 5.75%, 2033	CAD	10,000	12,402

			$89,857

Finland - 2.2%
Republic of Finland, 3.875%, 2017	EUR	109,000	$147,054

France - 2.7%
Republic of France, 6%, 2025	EUR	67,000	$106,385
Republic of France, 4.75%, 2035	EUR	48,000	68,819

			$175,204

Germany - 14.7%
Federal Republic of Germany, 5%, 2011	EUR	31,000	$39,615
Federal Republic of Germany, 3.75%, 2013	EUR	185,000	245,640
Federal Republic of Germany, 3.75%, 2015	EUR	183,000	246,896
Federal Republic of Germany, 4.25%, 2018	EUR	177,000	246,887
Federal Republic of Germany, 6.25%, 2030	EUR	103,000	180,363

			$959,401

Indonesia - 0.2%
Republic of Indonesia, 0%, 2010	IDR	120,000,000	$13,145

Ireland - 1.4%
Republic of Ireland, 4.6%, 2016	EUR	75,000	$91,315

Italy - 9.3%
Republic of Italy, 4.75%, 2013	EUR	241,000	$311,526
Republic of Italy, 5.25%, 2017	EUR	221,000	297,234

			$608,760

Japan - 24.3%
Government of Japan, 1.3%, 2014	JPY	6,050,000	$71,370
Government of Japan, 1.7%, 2017	JPY	73,550,000	895,059
Government of Japan, 2.1%, 2024	JPY	24,000,000	292,165
Government of Japan, 2.2%, 2027	JPY	19,000,000	230,924
Government of Japan, 2.4%, 2037	JPY	8,000,000	99,476

			$1,588,994

Netherlands - 4.2%
Kingdom of the Netherlands, 3.75%, 2014	EUR	142,000	$189,908
Kingdom of the Netherlands, 5.5%, 2028	EUR	53,000	84,200

			$274,108

Norway - 0.5%
Eksportfinans A.S.A., 1.875%, 2013		$35,000	$35,287

Sweden - 0.5%
Kingdom of Sweden, 4.5%, 2015	SEK	250,000	$35,631

United Kingdom - 4.7%
United Kingdom Treasury, 8%, 2015	GBP	85,000	$164,073

Issuer	Shares/Par		Value ($)

BONDS - continued
United Kingdom - continued
United Kingdom Treasury, 8%, 2021	GBP	19,000	40,278
United Kingdom Treasury, 4.25%, 2036	GBP	66,000	99,764

			$304,115

Total Foreign Bonds			$4,502,709

U.S. Bonds - 25.8%
Asset-Backed & Securitized - 1.3%
Commercial Mortgage Asset Trust, FRN, 1.091%, 2032 (i)(z)		$885,600	$25,678
Commercial Mortgage Pass-Through Certificates, FRN, 0.539%, 2017 (n)		59,000	53,198
First Union National Bank Commercial Mortgage Trust, FRN, 1.156%, 2043 (i)(n)		1,300,249	4,612

			$83,488

Local Authorities - 1.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043		$20,000	$21,120
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040		40,000	40,676
University of California Rev. (Build America Bonds), 5.77%, 2043		15,000	15,336

			$77,132

Mortgage-Backed - 4.0%
Fannie Mae, 4.77%, 2012		$37,566	$39,730
Fannie Mae, 5.371%, 2013		23,574	25,060
Fannie Mae, 4.78%, 2015		23,145	25,177
Fannie Mae, 5.5%, 2015		8,964	9,922
Fannie Mae, 5.09%, 2016		25,000	27,597
Fannie Mae, 5.424%, 2016		23,430	25,964
Fannie Mae, 5.16%, 2018		24,081	26,636
Fannie Mae, 5.1%, 2019		10,851	11,996
Fannie Mae, 5.18%, 2019		10,853	12,019
Fannie Mae, 6.16%, 2019		9,738	11,090
Freddie Mac, 5.085%, 2019		10,000	10,944
Freddie Mac, 5%, 2025-2028		35,875	36,799

			$262,934

Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040		$20,000	$24,126

U.S. Government Agencies and Equivalents - 2.7%
Aid-Egypt, 4.45%, 2015		$49,000	$54,002
Small Business Administration, 4.57%, 2025		31,116	32,977
Small Business Administration, 5.21%, 2026		84,749	90,997

			$177,976

U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds, 8%, 2021		$162,000	$235,609
U.S. Treasury Bonds, 6.875%, 2025		48,000	66,600
U.S. Treasury Bonds, 5.25%, 2029		21,000	25,272
U.S. Treasury Notes, 4.75%, 2012		318,000	339,428
U.S. Treasury Notes, 4.125%, 2015		165,000	183,318
U.S. Treasury Notes, 4.75%, 2017		180,000	208,111

			$1,058,338

Total U.S. Bonds			$1,683,994

Total Bonds (Identified Cost, $6,059,937)			$6,186,703

12-WGVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par		Value ($)

MONEY MARKET FUNDS (v) - 3.6%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value		234,500	$234,500

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED - 0.0%
JPY Currency - December 2010 @ $0.01 (Premiums Paid, $526)	JPY	6,400,000	$205

Total Investments (Identified Cost, $6,294,963)			$6,421,408

OTHER ASSETS, LESS LIABILITIES - 1.7%			108,502

NET ASSETS - 100.0%			$6,529,910

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corporation	47,965	7/12/10	$40,179	$40,328	$149
SELL	CAD	HSBC Bank	3,000	7/12/10	2,956	2,818	138
BUY	CHF	Citibank N.A.	19,000	9/14/10	16,669	17,652	983
SELL	CHF	UBS AG	19,000	7/12/10	17,722	17,630	92
BUY	EUR	Barclays Bank PLC	3,000	7/12/10	3,580	3,669	89
SELL	EUR	Barclays Bank PLC	10,000	7/12/10	13,334	12,229	1,105
SELL	EUR	Citibank N.A.	19,000	7/12/10	24,884	23,235	1,649
SELL	EUR	HSBC Bank	27,000	7/12/10	36,457	33,018	3,439
BUY	GBP	Royal Bank of Scotland PLC	4,000	9/14/10	5,903	5,977	74
SELL	GBP	Barclays Bank PLC	1,942	7/12/10	3,000	2,902	98
SELL	GBP	HSBC Bank	5,000	7/12/10	7,694	7,471	223
BUY	IDR	JPMorgan Chase Bank N.A	292,758,000	7/01/10-7/16/10	31,830	32,259	429
SELL	IDR	Barclays Bank PLC	259,659,000	8/31/10	28,456	28,371	85
SELL	IDR	JPMorgan Chase Bank N.A	151,184,000	7/01/2010	16,705	16,677	28
BUY	JPY	HSBC Bank	5,251,945	7/12/10	57,798	59,410	1,612
BUY	JPY	JPMorgan Chase Bank N.A	66,368,376	7/12/10	711,550	750,764	39,214
BUY	JPY	UBS AG	2,570,353	7/12/10-9/14/10	28,261	29,082	821
SELL	MXN	Barclays Bank PLC	168,000	7/06/2010	13,025	12,985	40
SELL	PLN	Royal Bank of Scotland PLC	41,000	7/06/2010	12,566	12,082	484
SELL	SEK	Citibank N.A.	75,000	7/12/10	9,811	9,619	192
BUY	ZAR	HSBC Bank	124,000	8/19/10	15,954	16,023	69

							$51,013

Liability Derivatives
BUY	CAD	Barclays Bank PLC	8,048	8/09/10	$7,715	$7,558	$(157)
BUY	CAD	Citibank N.A.	1,000	7/12/10	1,001	939	(62)
BUY	CAD	UBS AG	70,841	8/06/10	67,745	66,532	(1,213)
BUY	CNY	JPMorgan Chase Bank N.A.	96,000	4/18/11	14,517	14,313	(204)
BUY	DKK	Barclays Bank PLC	248,472	9/14/10	41,002	40,799	(203)
BUY	EUR	Citibank N.A.	29,492	7/12/10	37,825	36,066	(1,759)
SELL	EUR	Barclays Bank PLC	13,000	7/12/10	15,697	15,898	(201)
SELL	EUR	Royal Bank of Scotland PLC	31,000	7/12/10	37,000	37,910	(910)
SELL	EUR	UBS AG	622,596	9/15/10	750,116	761,647	(11,531)
BUY	GBP	Barclays Bank PLC	42,648	7/12/10	65,141	63,719	(1,422)
BUY	GBP	Credit Suisse Group	2,000	7/12/10	3,069	2,988	(81)
BUY	GBP	Deutsche Bank AG	35,809	7/12/10	54,634	53,501	(1,133)
SELL	GBP	Barclays Bank PLC	11,000	7/12/10	16,024	16,435	(411)
BUY	IDR	Barclays Bank PLC	259,659,000	7/01/10	28,723	28,644	(79)
BUY	IDR	JPMorgan Chase Bank N.A.	151,184,000	8/31/10	16,577	16,519	(58)
SELL	IDR	Barclays Bank PLC	259,659,000	7/01/10	27,727	28,645	(918)
SELL	JPY	Barclays Bank PLC	3,383,000	7/12/10	36,294	38,269	(1,975)

13-WGVA

Portfolio of Investments (unaudited) — continued

Forward Foreign Currency Exchange Contracts at 6/30/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives (continued)
SELL	JPY	Citibank N.A.	2,433,000	7/12/10	$25,741	$27,523	$(1,782)
SELL	JPY	Credit Suisse Group	2,273,130	7/12/10	24,365	25,714	(1,349)
SELL	JPY	Goldman Sachs International	1,330,000	7/12/10	14,256	15,045	(789)
SELL	JPY	HSBC Bank	5,812,000	7/12/10	63,512	65,746	(2,234)
SELL	JPY	Merrill Lynch International Bank	12,794,396	7/12/10	137,214	144,731	(7,517)
SELL	JPY	UBS AG	4,182,436	7/12/10-9/14/10	45,781	47,332	(1,551)
BUY	MXN	Citibank N.A.	212,000	7/06/10	16,430	16,385	(45)
BUY	MXN	JPMorgan Chase Bank N.A.	147,000	7/06/10	11,783	11,362	(421)
BUY	MXN	Merrill Lynch International Bank	137,000	8/03/10	11,097	10,560	(537)
SELL	MXN	JPMorgan Chase Bank N.A.	116,000	8/03/10	8,780	8,940	(160)
BUY	NZD	Credit Suisse Group	14,000	7/26/10	10,055	9,587	(468)
BUY	NZD	Royal Bank of Scotland PLC	14,000	7/26/10	10,002	9,587	(415)
SELL	NZD	Citibank N.A.	28,000	7/26/10	18,698	19,173	(475)
BUY	PLN	HSBC Bank	41,000	7/06/10	13,826	12,083	(1,743)
BUY	SEK	Credit Suisse Group	365,669	7/12/10	50,622	46,896	(3,726)
SELL	SEK	Goldman Sachs International	67,000	7/12/10	8,382	8,592	(210)
BUY	TRY	HSBC Bank	26,000	8/11/10	16,317	16,316	(1)

							$(45,740)

At June 30, 2010, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

14-WGVA

Portfolio of Investments (unaudited) — June 30, 2010

Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 91.3%
Agency - Other - 5.3%
Financing Corp., 9.4%, 2018	$1,020,000	$1,445,843
Financing Corp., 10.35%, 2018	500,000	752,629
Financing Corp., STRIPS, 0%, 2017	1,220,000	960,274

		$3,158,746

Asset-Backed & Securitized - 1.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$151,000	$146,659
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	424,864	414,449
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.983%, 2049	249,825	244,421
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	242,098	247,589

		$1,053,118

Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$180,000	$190,078
University of California Rev. (Build America Bonds), 5.77%, 2043	125,000	127,796

		$317,874

Mortgage-Backed - 59.2%
Fannie Mae, 5.503%, 2011	$79,000	$82,970
Fannie Mae, 6.088%, 2011	124,000	129,170
Fannie Mae, 4.73%, 2012	88,084	93,528
Fannie Mae, 4.79%, 2012-2015	133,598	143,502
Fannie Mae, 4.791%, 2012	40,164	42,463
Fannie Mae, 4.542%, 2013	52,347	55,617
Fannie Mae, 4.845%, 2013	243,251	260,477
Fannie Mae, 5%, 2013-2039	3,060,309	3,250,455
Fannie Mae, 5.06%, 2013	97,892	103,302
Fannie Mae, 5.145%, 2013	102,245	110,595
Fannie Mae, 4.589%, 2014	81,925	87,946
Fannie Mae, 4.6%, 2014	117,619	126,155
Fannie Mae, 4.61%, 2014	356,631	382,831
Fannie Mae, 4.77%, 2014	99,258	107,385
Fannie Mae, 4.841%, 2014	707,495	763,891
Fannie Mae, 4.872%, 2014	451,336	483,196
Fannie Mae, 5.1%, 2014-2015	193,209	210,584
Fannie Mae, 4.5%, 2015-2028	1,591,749	1,694,950
Fannie Mae, 4.56%, 2015	151,933	163,530
Fannie Mae, 4.62%, 2015	169,274	182,621
Fannie Mae, 4.665%, 2015	102,624	110,981
Fannie Mae, 4.7%, 2015	117,960	127,718
Fannie Mae, 4.74%, 2015	95,139	103,199
Fannie Mae, 4.81%, 2015	120,616	132,121
Fannie Mae, 4.815%, 2015	117,000	127,357
Fannie Mae, 4.82%, 2015	237,102	257,542
Fannie Mae, 4.89%, 2015	83,182	90,670
Fannie Mae, 4.922%, 2015	293,835	320,870
Fannie Mae, 5.466%, 2015	196,945	217,701
Fannie Mae, 5.724%, 2016	93,739	103,814
Fannie Mae, 6.5%, 2016-2037	986,519	1,090,834
Fannie Mae, 5.5%, 2017-2037	7,141,935	7,686,706
Fannie Mae, 6%, 2017-2037	2,133,924	2,326,673
Fannie Mae, 5.68%, 2018	42,004	46,302
Fannie Mae, 4.874%, 2019	240,350	263,870
Fannie Mae, 5.6%, 2019	54,572	60,446
Fannie Mae, 4.88%, 2020	73,550	80,451
Fannie Mae, 7.5%, 2022-2031	112,913	128,551
Freddie Mac, 4.375%, 2015	160,155	163,896

Issuer	Shares/Par	Value ($)

BONDS - continued
Mortgage-Backed - continued
Freddie Mac, 5%, 2016-2039	$1,566,126	$1,650,593
Freddie Mac, 5.085%, 2019	312,000	341,465
Freddie Mac, 6%, 2019-2038	2,511,812	2,742,454
Freddie Mac, 4.224%, 2020	152,529	158,036
Freddie Mac, 4.251%, 2020	119,000	123,711
Freddie Mac, 4.5%, 2022-2026	546,184	572,348
Freddie Mac, 5.5%, 2022-2036	3,689,293	3,947,127
Freddie Mac, 6.5%, 2032-2037	358,466	398,300
Ginnie Mae, 5.5%, 2033-2038	1,566,303	1,700,406
Ginnie Mae, 4.5%, 2039-2040	384,215	401,109
Ginnie Mae, 5.612%, 2058	578,999	628,298
Ginnie Mae, 6.36%, 2058	338,530	373,652

		$34,952,369

Municipals - 3.9%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$190,000	$229,197
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	670,000	784,965
Harris County, TX, “C”, AGM, 5.25%, 2027	125,000	146,778
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	411,166
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	296,080
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	245,000	300,044
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	135,559

		$2,303,789

U.S. Government Agencies and Equivalents - 6.8%
Aid-Egypt, 4.45%, 2015	$335,000	$369,200
Empresa Energetica Cornito Ltd., 6.07%, 2010	245,000	246,607
Farmer Mac, 5.5%, 2011 (n)	690,000	725,032
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	43,000	41,468
Small Business Administration, 6.44%, 2021	281,751	306,980
Small Business Administration, 6.625%, 2021	337,660	368,391
Small Business Administration, 4.98%, 2023	170,394	180,483
Small Business Administration, 4.77%, 2024	381,822	405,975
Small Business Administration, 4.99%, 2024	183,975	196,221
Small Business Administration, 5.11%, 2025	221,075	236,465
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	528,603
U.S. Department of Housing & Urban Development, 6.59%, 2016	418,000	419,465

		$4,024,890

U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$26,328
U.S. Treasury Bonds, 7.5%, 2016	218,000	285,648

15-GSVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 7.875%, 2021	$63,000	$90,179
U.S. Treasury Bonds, 6.25%, 2023	16,000	20,740
U.S. Treasury Bonds, 6.75%, 2026	396,000	549,759
U.S. Treasury Bonds, 5.25%, 2029	1,469,000	1,767,850
U.S. Treasury Bonds, 4.375%, 2038	41,000	44,331
U.S. Treasury Bonds, 4.5%, 2039	371,900	409,613
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,181,106
U.S. Treasury Notes, 1.375%, 2013	57,000	57,766
U.S. Treasury Notes, 4%, 2014	211,000	231,358
U.S. Treasury Notes, 4%, 2015	610,000	673,240
U.S. Treasury Notes, 2.625%, 2016	201,000	206,528
U.S. Treasury Notes, 3.75%, 2018 (f)	1,993,000	2,147,458
U.S. Treasury Notes, 6.375%, 2027	326,000	439,183

		$8,131,087

Total Bonds (Identified Cost, $50,274,509)		$53,941,873

MONEY MARKET FUNDS (v) - 8.4%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	4,963,174	$4,963,174

Total Investments (Identified Cost, $55,237,683)		$58,905,047

OTHER ASSETS, LESS LIABILITIES - 0.3%		164,235

NET ASSETS - 100.0%		$59,069,282

Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	18	$2,130,328	September-2010	$30,120
U.S. Treasury Note 10 yr (Long)	USD	3	367,641	September-2010	6,758

					$36,878

At June 30, 2010, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

16-GSVA

Portfolio of Investments (unaudited) — June 30, 2010

High Yield Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 91.7%
Aerospace - 1.5%
BE Aerospace, Inc., 8.5%, 2018	$110,000	$115,500
Bombardier, Inc., 7.5%, 2018 (n)	185,000	190,550
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	178,000	142,623
Oshkosh Corp., 8.25%, 2017	15,000	15,600
Oshkosh Corp., 8.5%, 2020	65,000	67,600
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	55,000	53,900

		$585,773

Airlines - 1.0%
American Airlines Pass-Through Trust, 7.377%, 2019	$86,332	$70,761
Continental Airlines, Inc., 7.339%, 2014	248,706	238,136
Continental Airlines, Inc., 6.748%, 2017	22,636	20,632
Delta Air Lines, Inc., 7.711%, 2011	60,000	59,400

		$388,929

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016	$110,000	$111,513
Phillips-Van Heusen Corp., 7.375%, 2020	75,000	75,656

		$187,169

Asset-Backed & Securitized - 0.9%
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045 (z)	$165,567	$10,348
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	148,212	31,065
Crest Ltd., CDO, 7%, 2040	154,000	7,700
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	165,000	156,787
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.259%, 2051	110,000	31,776
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	110,000	33,724
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	62,000	46,003
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	87,180	15,507
Wachovia Credit, CDO, FRN, 1.888%, 2026 (z)	250,000	10,000

		$342,910

Automotive - 2.7%
Allison Transmission, Inc., 11%, 2015 (n)	$160,000	$167,600
Ford Motor Credit Co. LLC, 12%, 2015	504,000	583,431
General Motors Corp., 7.125%, 2013 (d)	225,000	66,938
Goodyear Tire & Rubber Co., 9%, 2015	195,000	200,363
Goodyear Tire & Rubber Co., 10.5%, 2016	30,000	32,625

		$1,050,957

Basic Industry - 0.3%
TriMas Corp., 9.75%, 2017 (n)	$115,000	$116,438

Issuer	Shares/Par		Value ($)

BONDS - continued
Broadcasting - 5.4%
Allbritton Communications Co., 8%, 2018 (n)		$65,000	$64,350
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		129,502	74,531
Gray Television, Inc., 10.5%, 2015 (n)		45,000	43,650
Inmarsat Finance PLC, 7.375%, 2017 (n)		200,000	204,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016		380,000	399,000
Lamar Media Corp., 6.625%, 2015		85,000	81,388
Lamar Media Corp., “C”, 6.625%, 2015		115,000	108,963
LBI Media, Inc., 8.5%, 2017 (z)		100,000	85,750
LIN TV Corp., 6.5%, 2013		80,000	78,000
Local TV Finance LLC, 10%, 2015 (p)(z)		179,130	147,633
Newport Television LLC, 13%, 2017 (n)(p)		189,943	149,600
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		201,987	179,289
Nexstar Broadcasting Group, Inc., 7%, 2014		67,000	59,630
Salem Communications Corp., 9.625%, 2016		38,000	39,140
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		65,000	65,650
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		120,000	118,200
Univision Communications, Inc., 12%, 2014 (n)		65,000	69,713
Univision Communications, Inc., 10.5%, 2015 (n)(p)		183,877	147,125
Young Broadcasting, Inc., 8.75%, 2014 (d)		80,000	48

			$2,116,160

Brokerage & Asset Managers - 1.2%
E*TRADE Financial Corp., 7.875%, 2015		$50,000	$44,750
E*TRADE Financial Corp., 12.5%, 2017		60,000	63,750
Janus Capital Group, Inc., 6.95%, 2017		220,000	220,851
Nuveen Investments, Inc., 10.5%, 2015		135,000	117,450

			$446,801

Building - 2.0%
Associated Materials, Inc., 11.25%, 2014		$120,000	$122,400
Building Materials Holding Corp., 7%, 2020 (n)		55,000	54,450
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	75,000	85,835
Masco Corp., 7.125%, 2020		$55,000	53,404
Nortek, Inc., 11%, 2013		245,933	256,385
Owens Corning, 9%, 2019		95,000	112,326
Ply Gem Industries, Inc., 11.75%, 2013		85,000	88,825

			$773,625

Business Services - 1.9%
First Data Corp., 9.875%, 2015		$265,000	$201,400
Iron Mountain, Inc., 6.625%, 2016		145,000	142,463
Iron Mountain, Inc., 8.375%, 2021		70,000	71,400
SunGard Data Systems, Inc., 9.125%, 2013		120,000	121,950
SunGard Data Systems, Inc., 10.25%, 2015		156,000	161,070
Terremark Worldwide, Inc., 12%, 2017		45,000	50,625

			$748,908

17-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Cable TV - 3.0%
Cablevision Systems Corp., 8.625%, 2017 (n)	$85,000	$86,700
CCH II LLC, 13.5%, 2016	35,000	40,775
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	30,000	30,150
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	85,000	86,913
Charter Communications, Inc., 10.875%, 2014 (n)	135,000	149,850
CSC Holdings LLC, 8.5%, 2014	190,000	198,075
EchoStar Corp., 7.125%, 2016	105,000	105,263
Insight Communications Co., Inc., 9.375%, 2018 (z)	75,000	75,000
Mediacom LLC, 9.125%, 2019	115,000	110,975
Videotron LTEE, 6.875%, 2014	45,000	45,225
Virgin Media Finance PLC, 9.125%, 2016	228,000	235,980

		$1,164,906

Chemicals - 2.6%
Ashland, Inc., 9.125%, 2017	$210,000	$229,950
Hexion Specialty Chemicals, Inc., 9.75%, 2014	115,000	108,675
Hexion U.S. Finance Corp., 8.875%, 2018	135,000	121,838
Lumena Resources Corp., 12%, 2014 (n)	105,000	90,300
Lyondell Chemical Co., 11%, 2018	87,972	94,350
Momentive Performance Materials, Inc., 12.5%, 2014	153,000	166,770
Momentive Performance Materials, Inc., 11.5%, 2016	85,000	75,013
Solutia, Inc., 7.875%, 2020	120,000	119,700

		$1,006,596

Computer Software - Systems - 0.4%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$165,000	$169,125

Consumer Products - 1.5%
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,275
ACCO Brands Corp., 7.625%, 2015	60,000	55,200
Central Garden & Pet Co., 8.25%, 2018	85,000	84,256
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	65,000	67,275
Jarden Corp., 7.5%, 2017	150,000	147,000
Libbey Glass, Inc., 10%, 2015 (n)	100,000	103,500
Visant Holding Corp., 8.75%, 2013	95,000	95,950

		$569,456

Consumer Services - 1.8%
KAR Holdings, Inc., 10%, 2015	$115,000	$117,300
KAR Holdings, Inc., FRN, 4.344%, 2014	85,000	77,775
Live Nation Entertainment, Inc., 8.125%, 2018 (n)	30,000	29,100
Service Corp. International, 7.375%, 2014	110,000	112,200
Service Corp. International, 7%, 2017	190,000	187,150
Ticketmaster Entertainment, Inc., 10.75%, 2016	160,000	172,400

		$695,925

Issuer	Shares/Par	Value ($)

BONDS - continued
Containers - 1.4%
Graham Packaging Holdings Co., 9.875%, 2014	$220,000	$224,950
Greif, Inc., 6.75%, 2017	165,000	161,906
Owens-Illinois, Inc., 7.375%, 2016	60,000	62,550
Reynolds Group, 7.75%, 2016 (n)	100,000	97,750

		$547,156

Defense Electronics - 0.2%
ManTech International Corp., 7.25%, 2018 (n)	$85,000	$85,850

Electronics - 1.0%
Freescale Semiconductor, Inc., 8.875%, 2014	$55,000	$50,188
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	55,000	56,100
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	75,000	74,063
Jabil Circuit, Inc., 7.75%, 2016	120,000	125,400
NXP B.V., 7.875%, 2014	75,000	68,813

		$374,564

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.389%, 2012	$57,263	$52,589

Energy - Independent - 6.2%
Anadarko Petroleum Corp., 5.95%, 2016	$85,000	$73,159
Chaparral Energy, Inc., 8.875%, 2017	170,000	156,400
Chesapeake Energy Corp., 7%, 2014	87,000	88,414
Chesapeake Energy Corp., 6.375%, 2015	70,000	72,275
Hilcorp Energy I LP, 9%, 2016 (n)	200,000	205,000
Newfield Exploration Co., 6.625%, 2014	125,000	125,781
Newfield Exploration Co., 6.625%, 2016	60,000	60,300
OPTI Canada, Inc., 8.25%, 2014	180,000	156,600
Penn Virginia Corp., 10.375%, 2016	225,000	239,625
Petrohawk Energy Corp., 10.5%, 2014	65,000	69,875
Pioneer Natural Resources Co., 6.875%, 2018	130,000	130,543
Pioneer Natural Resources Co., 7.5%, 2020	135,000	139,131
Plains Exploration & Production Co., 7%, 2017	290,000	276,950
Quicksilver Resources, Inc., 8.25%, 2015	115,000	113,563
Quicksilver Resources, Inc., 9.125%, 2019	35,000	35,525
Range Resources Corp., 8%, 2019	140,000	146,125
SandRidge Energy, Inc., 8%, 2018 (n)	195,000	184,763
Southwestern Energy Co., 7.5%, 2018	130,000	138,125

		$2,412,154

Entertainment - 1.0%
AMC Entertainment, Inc., 11%, 2016	$150,000	$157,500
AMC Entertainment, Inc., 8.75%, 2019	120,000	120,600
Cinemark USA, Inc., 8.625%, 2019	95,000	95,475

		$373,575

18-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par		Value ($)

BONDS - continued
Financial Institutions - 3.8%
CIT Group, Inc., 7%, 2014		$150,000	$141,375
CIT Group, Inc., 7%, 2017		405,000	364,500
CIT Group, Inc., 10.25%, 2017		85,000	87,125
GMAC, Inc., 6.75%, 2014		285,000	275,738
GMAC, Inc., 8%, 2031		250,000	230,625
International Lease Finance Corp., 5.625%, 2013		195,000	175,988
International Lease Finance Corp., 8.75%, 2017 (n)		185,000	175,288
Nationstar Mortgage LLC, 10.875%, 2015 (z)		55,000	43,175

			$1,493,814

Food & Beverages - 2.5%
ARAMARK Corp., 8.5%, 2015		$115,000	$116,150
B&G Foods, Inc., 7.625%, 2018		85,000	85,425
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		200,000	193,000
Constellation Brands, Inc., 7.25%, 2016		60,000	60,525
Del Monte Foods Co., 6.75%, 2015		185,000	187,544
Pinnacle Foods Finance LLC, 9.25%, 2015		155,000	158,100
Smithfield Foods, Inc., 7.75%, 2017		60,000	57,300
TreeHouse Foods, Inc., 7.75%, 2018		125,000	129,688

			$987,732

Forest & Paper Products - 2.9%
Boise, Inc., 8%, 2020 (n)		$115,000	$114,713
Buckeye Technologies, Inc., 8.5%, 2013		81,000	82,013
Cascades, Inc., 7.75%, 2017		80,000	79,600
Georgia-Pacific Corp., 7.125%, 2017 (n)		65,000	66,300
Georgia-Pacific Corp., 8%, 2024		250,000	265,000
Georgia-Pacific Corp., 7.25%, 2028		35,000	34,563
Graphic Packaging International Corp., 9.5%, 2013		120,000	122,100
JSG Funding PLC, 7.75%, 2015		35,000	34,563
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	210,700
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	122,285

			$1,131,837

Gaming & Lodging - 4.4%
Ameristar Casinos, Inc., 9.25%, 2014		$50,000	$52,375
Firekeepers Development Authority, 13.875%, 2015 (n)		85,000	98,175
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		180,000	675
Gaylord Entertainment Co., 6.75%, 2014		105,000	101,063
GWR Operating Partnership LLP, 10.875%, 2017 (n)		80,000	79,500
Harrah’s Operating Co., Inc., 11.25%, 2017		100,000	105,250
Harrah’s Operating Co., Inc., 10%, 2018		55,000	45,100
Harrah’s Operating Co., Inc., 10%, 2018		73,000	59,860
Host Hotels & Resorts, Inc., 6.75%, 2016		175,000	173,031
Host Hotels & Resorts, Inc., 9%, 2017		30,000	32,100
MGM Mirage, 10.375%, 2014		20,000	21,750

Issuer	Shares/Par	Value ($)

BONDS - continued
Gaming & Lodging - continued
MGM Mirage, 7.5%, 2016	$145,000	$114,188
MGM Mirage, 11.125%, 2017	60,000	66,150
MGM Mirage, 11.375%, 2018 (n)	165,000	155,100
MGM Mirage, 9%, 2020 (n)	50,000	51,375
Penn National Gaming, Inc., 8.75%, 2019	125,000	128,438
Pinnacle Entertainment, Inc., 7.5%, 2015	100,000	93,750
Royal Caribbean Cruises Ltd., 7%, 2013	45,000	44,775
Royal Caribbean Cruises Ltd., 11.875%, 2015	90,000	103,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	65,000	65,000
Station Casinos, Inc., 6%, 2012 (d)	200,000	11,875
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	2,475
Station Casinos, Inc., 6.875%, 2016 (d)	380,000	285
Station Casinos, Inc., 7.75%, 2016 (d)	70,000	4,419
Wyndham Worldwide Corp., 6%, 2016	85,000	82,464

		$1,692,673

Industrial - 1.5%
Altra Holdings, Inc., 8.125%, 2016 (n)	$85,000	$84,256
Aquilex Corp., 11.125%, 2016 (n)	30,000	30,000
Baldor Electric Co., 8.625%, 2017	195,000	201,825
Great Lakes Dredge & Dock Corp., 7.75%, 2013	100,000	99,000
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	80,000	82,400
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	95,000	92,150

		$589,631

Insurance - 1.0%
American International Group, Inc., 8.175%, to 2038, FRN to 2058	$290,000	$229,100
ING Groep N.V., 5.775% to 2015, FRN to 2049	250,000	176,250

		$405,350

Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$180,000	$194,400
USI Holdings Corp., 9.75%, 2015 (z)	160,000	146,800
XL Group PLC, FRN, 6.5%, 2057	100,000	69,000

		$410,200

Machinery & Tools - 1.0%
Case Corp., 7.25%, 2016	$60,000	$60,150
Case New Holland, Inc., 7.125%, 2014	130,000	134,550
Case New Holland, Inc., 7.875%, 2017 (z)	105,000	105,788
Rental Service Corp., 9.5%, 2014	100,000	99,375

		$399,863

Major Banks - 1.6%
Bank of America Corp., 8% to 2018, FRN to 2049	$290,000	$280,120
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	190,000	195,839
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2059	210,000	157,500

		$633,459

19-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Medical & Health Technology & Services - 7.6%
Biomet, Inc., 10%, 2017	$170,000	$182,750
Capella Healthcare, Inc., 9.25%, 2017 (z)	25,000	25,250
Community Health Systems, Inc., 8.875%, 2015	265,000	273,281
Cooper Cos., Inc., 7.125%, 2015	130,000	130,325
DaVita, Inc., 6.625%, 2013	58,000	58,073
DaVita, Inc., 7.25%, 2015	105,000	105,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	125,000	135,469
HCA, Inc., 9.25%, 2016	510,000	540,600
HCA, Inc., 8.5%, 2019	105,000	111,300
HealthSouth Corp., 8.125%, 2020	180,000	176,850
Psychiatric Solutions, Inc., 7.75%, 2015	70,000	71,750
Psychiatric Solutions, Inc., 7.75%, 2015	50,000	51,250
Tenet Healthcare Corp., 9.25%, 2015	195,000	201,338
U.S. Oncology, Inc., 10.75%, 2014	155,000	158,875
United Surgical Partners International, Inc., 8.875%, 2017	65,000	64,838
United Surgical Partners International, Inc., 9.25%, 2017 (p)	90,000	90,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	175,000	172,375
Universal Hospital Services, Inc., FRN, 4.133%, 2015	45,000	37,800
Vanguard Health Systems, Inc., 8%, 2018	130,000	124,800
VWR Funding, Inc., 10.25%, 2015 (p)	232,375	234,699

		$2,946,623

Metals & Mining - 2.6%
Arch Western Finance LLC, 6.75%, 2013	$120,000	$120,300
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	100,000	99,000
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	100,000	99,500
CONSOL Energy, Inc., 8%, 2017 (n)	85,000	87,763
CONSOL Energy, Inc., 8.25%, 2020 (n)	55,000	57,338
FMG Finance Ltd., 10.625%, 2016 (n)	135,000	148,500
Peabody Energy Corp., 7.375%, 2016	165,000	171,806
Teck Resources Ltd., 10.25%, 2016	35,000	41,300
Teck Resources Ltd., 10.75%, 2019	85,000	104,151
U.S. Steel Corp., 7.375%, 2020	80,000	79,100

		$1,008,758

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016	$145,000	$144,275
Ferrellgas Partners LP, 8.625%, 2020	120,000	120,000
Inergy LP, 6.875%, 2014	120,000	118,200

		$382,475

Natural Gas - Pipeline - 2.0%
Atlas Pipeline Partners LP, 8.125%, 2015	$65,000	$59,800
Atlas Pipeline Partners LP, 8.75%, 2018	140,000	130,200
Crosstex Energy, Inc., 8.875%, 2018	125,000	124,844
El Paso Corp., 7%, 2017	175,000	174,015
El Paso Corp., 7.75%, 2032	60,000	59,293
Enterprise Products Partners LP, FRN, 8.375%, 2066	73,000	72,909
MarkWest Energy Partners LP, 6.875%, 2014	120,000	115,200

Issuer	Shares/Par	Value ($)

BONDS - continued
Natural Gas - Pipeline - continued
MarkWest Energy Partners LP, 8.75%, 2018	$30,000	$30,300

		$766,561

Network & Telecom - 3.0%
Cincinnati Bell, Inc., 8.25%, 2017	$35,000	$32,725
Cincinnati Bell, Inc., 8.75%, 2018	140,000	127,050
Citizens Communications Co., 9%, 2031	50,000	46,375
New Communications Holdings, Inc., 8.25%, 2017 (n)	30,000	30,113
New Communications Holdings, Inc., 8.5%, 2020 (n)	215,000	215,538
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	210,638
Qwest Communications International, Inc., 8%, 2015 (n)	55,000	56,513
Qwest Communications International, Inc., 7.125%, 2018 (n)	115,000	114,713
Qwest Corp., 8.375%, 2016	61,000	66,643
Windstream Corp., 8.625%, 2016	270,000	272,025

		$1,172,333

Oil Services - 1.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$125,000	$108,125
Basic Energy Services, Inc., 7.125%, 2016	50,000	41,500
Edgen Murray Corp., 12.25%, 2015 (n)	50,000	42,250
Expro Finance Luxembourg, 8.5%, 2016 (n)	100,000	95,500
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	95,000	92,150
Pioneer Drilling Co., 9.875%, 2018 (n)	90,000	88,200

		$467,725

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$86,000

Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039	$150,000	$158,250
Citigroup Capital XXI, FRN, 8.3%, 2057	205,000	199,657
LBG Capital No.1 PLC, 7.875%, 2020 (n)	200,000	161,000
Santander UK PLC, 8.963% to 2030, FRN to 2049	120,000	120,651

		$639,558

Printing & Publishing - 1.2%
American Media Operations, Inc., 9%, 2013 (p)(z)	$13,811	$8,760
American Media Operations, Inc., 14%, 2013 (p)(z)	151,387	97,931
McClatchy Co., 11.5%, 2017 (n)	60,000	60,900
Nielsen Finance LLC, 10%, 2014	140,000	143,150
Nielsen Finance LLC, 11.5%, 2016	100,000	109,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	26,670

		$446,661

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$155,000	$159,650

20-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Real Estate - 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$45,000	$50,400
Entertainment Properties Trust, REIT, 7.75%, 2020 (z)	60,000	60,150

		$110,550

Retailers - 3.3%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$55,275
Dollar General Corp., 11.875%, 2017 (p)	62,000	70,448
Express Parent LLC, 8.75%, 2018 (n)	75,000	76,313
Limited Brands, Inc., 6.9%, 2017	85,000	85,213
Limited Brands, Inc., 6.95%, 2033	50,000	43,938
Macy’s, Inc., 5.75%, 2014	90,000	90,450
Macy’s, Inc., 5.9%, 2016	145,000	145,363
Neiman Marcus Group, Inc., 10.375%, 2015	115,000	117,013
QVC, Inc., 7.375%, 2020 (n)	135,000	131,288
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	155,150
Toys “R” Us, Inc., 10.75%, 2017 (n)	215,000	234,888
Toys “R” Us, Inc., 8.5%, 2017 (n)	75,000	76,875

		$1,282,214

Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$45,000	$46,800
Payless ShoeSource, Inc., 8.25%, 2013	142,000	143,420

		$190,220

Telecommunications - Wireless - 4.8%
Clearwire Corp., 12%, 2015 (n)	$155,000	$153,644
Cricket Communications, Inc., 7.75%, 2016	95,000	96,900
Crown Castle International Corp., 9%, 2015	75,000	79,313
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	63,450
Crown Castle International Corp., 7.125%, 2019	190,000	185,725
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	133,650
Digicel Group Ltd., 10.5%, 2018 (n)	130,000	134,063
Nextel Communications, Inc., 6.875%, 2013	90,000	87,188
NII Capital Corp., 8.875%, 2019	65,000	65,650
NII Holdings, Inc., 10%, 2016	115,000	121,038
SBA Communications Corp., 8%, 2016 (n)	40,000	41,400
SBA Communications Corp., 8.25%, 2019 (n)	75,000	78,938
Sprint Capital Corp., 6.875%, 2028	60,000	49,800
Sprint Nextel Corp., 8.375%, 2017	165,000	165,000
Sprint Nextel Corp., 8.75%, 2032	155,000	148,025
Wind Acquisition Finance S.A., 12%, 2015 (n)	250,000	258,750

		$1,862,534

Telephone Services - 0.3%
Frontier Communications Corp., 8.125%, 2018	$135,000	$134,156

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016 (n)	$75,000	$76,313

Issuer	Shares/Par	Value ($)

BONDS - continued
Transportation - Services - 1.1%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$25,000	$25,063
Commercial Barge Line Co., 12.5%, 2017	195,000	205,969
Hertz Corp., 8.875%, 2014	200,000	202,500

		$433,532

Utilities - Electric Power - 4.0%
AES Corp., 8%, 2017	$285,000	$287,850
Calpine Corp., 8%, 2016 (n)	130,000	132,925
Dynegy Holdings, Inc., 7.5%, 2015	125,000	98,906
Dynegy Holdings, Inc., 7.5%, 2015 (n)	85,000	66,831
Dynegy Holdings, Inc., 7.75%, 2019	140,000	96,775
Edison Mission Energy, 7%, 2017	295,000	188,800
Energy Future Holdings Corp., 10.875%, 2017	45,000	33,300
Energy Future Holdings Corp., 10%, 2020 (n)	115,000	114,425
Mirant North America LLC, 7.375%, 2013	105,000	107,363
NRG Energy, Inc., 7.375%, 2016	235,000	233,825
Texas Competitive Electric Holdings LLC, 10.25%, 2015	300,000	198,000

		$1,559,000

Total Bonds (Identified Cost, $36,262,517)		$35,678,988

CONVERTIBLE BONDS - 0.4%
Automotive - 0.3%
Accuride Corp., 7.5%, 2020	$38,182	$97,958

Oil Services - 0.1%
Transocean, Inc., 1.5%, 2037	$45,000	$37,238

Total Convertible Bonds (Identified Cost, $75,657)		$135,196

FLOATING RATE LOANS (g)(r) - 2.9%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$77,663	$76,563

Automotive - 1.1%
Accuride Corp., Term Loan, 9.75%, 2013	$23,379	$23,262
Ford Motor Co., Term Loan, 3.33%, 2013	446,659	421,534

		$444,796

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 7.11%, 2014	$54,346	$50,723
Local TV Finance LLC, Term Loan B, 2.35%, 2013	11,755	10,286
New Young Broadcasting Holding Co., Inc, Term Loan, 2015 (o)	55,005	54,657

		$115,666

Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.39%, 2013	$15,478	$13,063
Realogy Corp., Term Loan, 3.29%, 2013	57,488	48,520

		$61,583

21-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) - continued
Financial Institutions - 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015	$21,917	$21,293

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$248,868	$8,710

Printing & Publishing - 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$173,451	$102,399

Utilities - Electric Power - 0.8%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.97%, 2014 (o)	$255,764	$188,466
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 6.53%, 2014	160,265	118,020

		$306,486

Total Floating Rate Loans (Identified Cost, $1,345,477)		$1,137,496

COMMON STOCKS - 1.1%
Automotive - 0.1%
Accuride Corp. (a)	26,727	$33,943
Oxford Automotive, Inc. (a)	53	0

		$33,943

Broadcasting - 0.2%
Dex One Corp. (a)	1,664	$31,616
New Young Broadcasting Holding Co., Inc., “A”	25	48,960
Supermedia, Inc. (a)	152	2,780

		$83,356

Chemicals - 0.4%
LyondellBasell Industries N.V., “A” (a)	4,902	$79,167
LyondellBasell Industries N.V., “B” (a)	6,037	97,498

		$176,665

Construction - 0.2%
Nortek, Inc. (a)	2,297	$96,474

Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.	1,600	$24,096

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Printing & Publishing - 0.1%
American Media, Inc. (a)	2,421	$14,816
Golden Books Family Entertainment, Inc. (a)	21,250	0
World Color Press, Inc. (a)	725	8,084

		$22,900

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	$113	$4,746

Total Common Stocks (Identified Cost, $737,561)		$442,180

PREFERRED STOCKS - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z) (Identified Cost, $36,650)	49	$38,087

MONEY MARKET FUNDS (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	779,655	$779,655

	Strike Price	First Exercise

WARRANTS - 0.4%
Broadcasting - 0.4%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.10	7/14/10	67	$132,790

Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	410	$615
World Color Press, Inc. (1 share for 1 warrant) (a)	16.30	8/26/09	368	305

				$920

Total Warrants (Identified Cost, $142,650)				$133,710

Total Investments (Identified Cost, $39,380,167)				$38,345,312

OTHER ASSETS, LESS LIABILITIES - 1.4%				561,409

NET ASSETS - 100.0%				$38,906,721

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	166,478	9/15/10	$200,576	$203,659	$(3,083)

At June 30, 2010, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements.

22-HYVA

Portfolio of Investments (unaudited) — June 30, 2010

Money Market Variable Account

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 7.5%
Major Banks - 4.1%
Abbey National Treasury Services PLC/US Branch, 0.39%, due 7/20/10	$300,000	$300,000
Credit Suisse, New York, 0.82%, due 8/02/10	1,000,000	1,000,000

		$1,300,000

Other Banks & Diversified Financials - 3.4%
Nordea Bank Finland PLC/New York, 0.83%, due 7/15/10	$1,100,000	$1,100,000

Total Certificates of Deposit, at Amortized Cost and Value		$2,400,000

COMMERCIAL PAPER (y) - 51.3%
Conglomerates - 3.0%
United Technologies Corp., 0.18%, due 7/06/10 (t)	$975,000	$974,976

Consumer Products - 3.0%
Procter & Gamble Co., 0.18%, due 8/23/10 (t)	$966,000	$965,742

Electronics - 4.2%
Emerson Electric Co., 0.19%, due 7/20/10 (t)	$330,000	$329,967
Emerson Electric Co., 0.25%, due 7/27/10 (t)	1,000,000	999,819

		$1,329,786

Financial Institutions - 2.1%
General Electric Capital Corp., 0.27%, due 7/09/10	$660,000	$659,960

Food & Beverages - 3.1%
Nestle Capital Corp., 0.36%, due 8/17/10 (t)	$990,000	$989,535

Major Banks - 16.8%
Abbey National North America LLC, 0.32%, due 7/26/10	$671,000	$670,851
ANZ National (International) Ltd., 0.42%, due 9/24/10	967,000	966,041
BNP Paribas Finance, Inc., 0.04%, due 7/01/10	966,000	966,000
JPMorgan Chase & Co., 0.3%, due 7/14/10	860,000	859,907
Toronto Dominion HDG USA, 0.25%, due 7/02/10	990,000	989,993
Westpac Banking Corp., 0.31%, due 8/30/10 (t)	940,000	939,514

		$5,392,306

Network & Telecom - 1.7%
AT&T, Inc., 0.19%, due 7/06/10 (t)	$560,000	$559,985

Other Banks & Diversified Financials - 12.3%
Bank of Nova Scotia, 0.36%, due 8/09/10	$1,001,000	$1,000,610
Citigroup Funding, Inc., 0.47%, due 7/26/10	994,000	993,676
Rabobank USA Financial Corp., 0.275%, due 7/29/10	960,000	959,795
UBS Finance (Delaware) LLC, 0.53%, due 9/22/10	974,000	972,810

		$3,926,891

Personal Computers & Peripherals - 3.0%
Hewlett-Packard Co., 0.17%, due 7/22/10 (t)	$973,000	$972,904

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) - continued
Tobacco - 2.1%
Philip Morris International, Inc., 0.25%, due 7/29/10 (t)	$670,000	$669,870

Total Commercial Paper, at Amortized Cost and Value		$16,441,955

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 20.5%
Fannie Mae, 0.22%, due 8/25/10	$1,000,000	$999,664
Fannie Mae, 0.215%, due 9/01/10	600,000	599,778
Fannie Mae, 0.25%, due 9/01/10	1,000,000	999,569
Fannie Mae, 0.26%, due 9/01/10	1,000,000	999,552
Freddie Mac, 0.19%, due 8/11/10	976,000	975,789
Freddie Mac, 0.23%, due 9/01/10	1,000,000	999,604
Freddie Mac, 0.25%, due 9/02/10	1,000,000	999,563

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$6,573,519

FLOATING RATE DEMAND NOTES - 2.5%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 7/01/10	500,000	$500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.13%, due 7/01/10	300,000	300,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$800,000

REPURCHASE AGREEMENTS - 21.7%
Bank of America Corp., 0.01%, dated 6/30/10, due 7/01/10, total to be received $3,222,001 (secured by U.S. Treasury and Federal Agency obligations valued at $3,286,440 in a jointly traded account)	$3,222,000	$3,222,000
Goldman Sachs, 0.01%, dated 6/30/10, due 7/01/10, total to be received $3,222,001 (secured by various U.S. Treasury and Federal Agency obligations valued at $3,286,451 in a jointly traded account)	3,222,000	3,222,000
Morgan Stanley, 0.01%, dated 6/30/10, due 7/01/10, total to be received $529,000.15 (secured by U.S. Treasury and Federal Agency obligations valued at $543,397 in a jointly traded account)	529,000	529,000

Total Repurchase Agreements, at Cost and Value		$6,973,000

Total Investments, at Amortized Cost and Value		$33,188,474

OTHER ASSETS, LESS LIABILITIES - (3.5)%		(1,153,679)

NET ASSETS - 100.0%		$32,034,795

See Portfolio Footnotes and Notes to Financial Statements.

23-MMVA

Portfolio of Investments (unaudited) — June 30, 2010

Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 55.6%
Aerospace - 4.1%
Goodrich Corp.	1,720	$113,937
Honeywell International, Inc.	7,230	282,187
Lockheed Martin Corp.	22,830	1,700,835
Northrop Grumman Corp.	10,130	551,477
Precision Castparts Corp.	1,270	130,708
United Technologies Corp.	18,170	1,179,415

		$3,958,559

Alcoholic Beverages - 0.7%
Diageo PLC	36,836	$577,186
Heineken N.V.	3,030	128,440

		$705,626

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	10,900	$736,295

Automotive - 0.2%
Johnson Controls, Inc.	7,210	$193,733

Broadcasting - 1.4%
Omnicom Group, Inc.	14,070	$482,601
Time Warner, Inc.	4,960	143,394
Walt Disney Co.	22,930	722,295

		$1,348,290

Brokerage & Asset Managers - 0.5%
Charles Schwab Corp.	13,120	$186,042
Deutsche Boerse AG	1,790	108,755
Franklin Resources, Inc.	1,740	149,971

		$444,768

Business Services - 1.3%
Accenture Ltd., “A”	14,360	$555,014
Dun & Bradstreet Corp.	2,410	161,759
MasterCard, Inc., “A”	1,270	253,403
Visa, Inc., “A”	1,780	125,935
Western Union Co.	10,320	153,871

		$1,249,982

Cable TV - 0.2%
Comcast Corp., “Special A”	10,750	$176,623

Chemicals - 1.6%
3M Co.	9,110	$719,599
E.I. du Pont de Nemours & Co.	4,070	140,781
Monsanto Co.	1,900	87,818
PPG Industries, Inc.	9,720	587,185

		$1,535,383

Computer Software - 0.7%
Oracle Corp.	33,460	$718,052

Computer Software - Systems - 1.4%
Dell, Inc. (a)	13,370	$161,242
Hewlett-Packard Co.	11,830	512,002
International Business Machines Corp.	5,360	661,853

		$1,335,097

Construction - 0.6%
Pulte Homes, Inc. (a)	10,450	$86,526
Sherwin-Williams Co.	4,120	285,063
Stanley Black & Decker, Inc.	3,273	165,352

		$536,941

Consumer Products - 1.1%
Clorox Co.	3,220	$200,155
Procter & Gamble Co.	13,533	811,709

		$1,011,864

Consumer Services - 0.1%
Apollo Group, Inc., “A” (a)	2,700	$114,669

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Electrical Equipment - 0.8%
Danaher Corp.	13,540	$502,605
General Electric Co.	9,240	133,241
Tyco Electronics Ltd.	4,880	123,854

		$759,700

Electronics - 0.6%
Intel Corp.	30,770	$598,477

Energy - Independent - 2.4%
Anadarko Petroleum Corp.	4,550	$164,210
Apache Corp.	11,890	1,001,019
Devon Energy Corp.	3,350	204,082
EOG Resources, Inc.	4,460	438,730
Noble Energy, Inc.	4,370	263,642
Occidental Petroleum Corp.	2,450	189,018

		$2,260,701

Energy - Integrated - 3.8%
Chevron Corp.	13,065	$886,591
Exxon Mobil Corp.	23,132	1,320,143
Hess Corp.	8,410	423,359
Marathon Oil Corp.	9,060	281,675
TOTAL S.A., ADR	15,940	711,562

		$3,623,330

Engineering - Construction - 0.2%
Fluor Corp.	3,720	$158,100

Food & Beverages - 2.9%
General Mills, Inc.	13,190	$468,509
Groupe Danone	2,682	143,224
J.M. Smucker Co.	2,108	126,944
Kellogg Co.	5,530	278,159
Nestle S.A.	20,120	970,789
PepsiCo, Inc.	12,850	783,208

		$2,770,833

Food & Drug Stores - 0.8%
CVS Caremark Corp.	12,244	$358,994
Kroger Co.	6,830	134,483
Walgreen Co.	11,940	318,798

		$812,275

Gaming & Lodging - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	1,130	$46,816

General Merchandise - 0.8%
Kohl’s Corp. (a)	2,600	$123,500
Target Corp.	7,050	346,649
Wal-Mart Stores, Inc.	6,600	317,262

		$787,411

Health Maintenance Organizations - 0.1%
WellPoint, Inc. (a)	1,810	$88,563

Insurance - 3.8%
ACE Ltd.	7,480	$385,070
Aflac, Inc.	2,760	117,769
Allstate Corp.	7,660	220,072
Aon Corp.	5,930	220,122
Chubb Corp.	3,720	186,037
MetLife, Inc.	30,330	1,145,261
Prudential Financial, Inc.	14,140	758,752
Travelers Cos., Inc.	13,410	660,443

		$3,693,526

Internet - 0.3%
eBay, Inc. (a)	3,030	$59,418
Google, Inc., “A” (a)	420	186,879

		$246,297

24-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Leisure & Toys - 0.3%
Hasbro, Inc.	6,830	$280,713

Machinery & Tools - 0.3%
Eaton Corp.	4,870	$318,693

Major Banks - 7.5%
Bank of America Corp.	69,830	$1,003,457
Bank of New York Mellon Corp.	49,754	1,228,426
Goldman Sachs Group, Inc.	9,910	1,300,886
JPMorgan Chase & Co.	48,222	1,765,407
PNC Financial Services Group, Inc.	7,620	430,530
Regions Financial Corp.	5,870	38,625
State Street Corp.	16,830	569,191
Wells Fargo & Co.	35,780	915,968

		$7,252,490

Medical & Health Technology & Services - 0.2%
DaVita, Inc. (a)	2,410	$150,480

Medical Equipment - 1.8%
Becton, Dickinson & Co.	6,490	$438,854
Medtronic, Inc.	14,750	534,983
St. Jude Medical, Inc. (a)	8,310	299,908
Thermo Fisher Scientific, Inc. (a)	2,090	102,515
Waters Corp. (a)	5,050	326,735

		$1,702,995

Metals & Mining - 0.1%
United States Steel Corp.	2,480	$95,604

Natural Gas - Distribution - 0.1%
Sempra Energy	2,390	$111,828

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	11,510	$210,403

Network & Telecom - 0.2%
Cisco Systems, Inc. (a)	10,270	$218,854

Oil Services - 0.7%
Halliburton Co.	3,800	$93,290
National Oilwell Varco, Inc.	5,760	190,483
Noble Corp.	3,440	106,330
Schlumberger Ltd.	1,920	106,253
Transocean, Inc. (a)	2,820	130,651

		$627,007

Other Banks & Diversified Financials - 0.2%
Marshall & Ilsley Corp.	17,130	$122,993
Zions Bancorporation	4,890	105,477

		$228,470

Pharmaceuticals - 3.8%
Abbott Laboratories	18,910	$884,610
Bayer AG	3,764	210,013
GlaxoSmithKline PLC	6,710	113,716
Johnson & Johnson	23,760	1,403,266
Merck & Co., Inc.	4,040	141,279
Pfizer, Inc.	58,457	833,597
Roche Holding AG	670	92,007

		$3,678,488

Railroad & Shipping - 0.2%
Canadian National Railway Co.	2,460	$141,155
Union Pacific Corp.	1,260	87,583

		$228,738

Restaurants - 0.3%
McDonald’s Corp.	4,010	$264,139

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	7,800	$505,518

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Specialty Stores - 0.8%
Advance Auto Parts, Inc.	6,590	$330,686
Home Depot, Inc.	5,370	150,736
Staples, Inc.	13,990	266,510

		$747,932

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	371,660	$770,162

Telephone Services - 1.8%
AT&T, Inc.	63,704	$1,541,000
CenturyTel, Inc.	5,595	186,369

		$1,727,369

Tobacco - 1.6%
Altria Group, Inc.	7,470	$149,699
Philip Morris International, Inc.	29,510	1,352,738

		$1,502,437

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,200	$182,048

Utilities - Electric Power - 2.8%
American Electric Power Co., Inc.	7,690	$248,387
CenterPoint Energy, Inc.	4,520	59,483
CMS Energy Corp.	3,410	49,957
Dominion Resources, Inc.	9,114	353,076
Entergy Corp.	4,940	353,803
NextEra Energy, Inc.	5,780	281,833
Northeast Utilities	2,160	55,037
NRG Energy, Inc. (a)	7,430	157,590
PG&E Corp.	8,430	346,473
PPL Corp.	14,590	364,021
Public Service Enterprise Group, Inc.	14,280	447,392

		$2,717,052

Total Common Stocks (Identified Cost, $52,079,163)		$53,433,331

BONDS - 43.2%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$65,776

Asset-Backed & Securitized - 3.2%
Anthracite Ltd., “A”, CDO, FRN, 0.797%, 2017 (z)	$112,137	$104,287
Banc of America Commercial Mortgage, Inc., FRN, 5.74%, 2051	210,000	219,226
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040 (z)	193,279	79,592
BlackRock Capital Finance LP, 7.75%, 2026 (n)	30,362	3,894
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	320,000	326,127
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	126,263
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	1,199	1,188
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	58,250
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	152,515	144,812
Crest G-Star, CDO, FRN, 1.007%, 2016	247,616	239,568
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	97,331	50,688
HSBC Credit Card Master Note Trust, FRN, 0.899%, 2013	185,000	184,933

25-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	$152,000	$141,856
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	101,685
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.407%, 2041	39,903	42,345
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	116,799
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.064%, 2045	110,000	117,222
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.983%, 2049	200,000	195,674
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	84,000	22,609
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	152,515	149,148
Morgan Stanley Capital I, Inc., FRN, 1.133%, 2030 (i)(n)	1,128,603	45,583
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	91,868
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	46,879
Spirit Master Funding LLC, 5.05%, 2023 (z)	152,372	132,600
Structured Asset Securities Corp., FRN, 4.67%, 2035	54,813	53,540
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	245,000	240,652

		$3,037,288

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$50,000	$51,033

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$122,514

Building - 0.0%
CRH America, Inc., 6.95%, 2012	$23,000	$24,908

Cable TV - 0.3%
Cox Communications, Inc., 4.625%, 2013	$115,000	$122,618
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	136,541

		$259,159

Computer Software - 0.1%
Adobe Systems, Inc., 3.25%, 2015	$28,000	$28,755
Adobe Systems, Inc., 4.75%, 2020	49,000	50,519

		$79,274

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$224,304

Consumer Products - 0.2%
Fortune Brands, Inc., 5.125%, 2011	$154,000	$156,959

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$173,924

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$110,462

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$146,997

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$66,000	$78,540

Issuer	Shares/Par	Value ($)

BONDS - continued
Emerging Market Quasi-Sovereign - continued
Qtel International Finance Ltd., 7.875%, 2019 (n)	$100,000	$115,632

		$194,172

Emerging Market Sovereign - 0.2%
Russian Federation, 3.625%, 2015 (z)	$200,000	$193,500

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$95,457

Energy - Integrated - 0.4%
Hess Corp., 8.125%, 2019	$20,000	$24,931
Husky Energy, Inc., 5.9%, 2014	69,000	76,806
Husky Energy, Inc., 7.25%, 2019	71,000	85,803
Petro-Canada, 6.05%, 2018	148,000	166,652

		$354,192

Food & Beverages - 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$110,000	$143,733
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	48,000	57,248
Miller Brewing Co., 5.5%, 2013 (n)	126,000	137,843

		$338,824

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$125,828

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$97,017

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$93,765
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	108,157
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	43,453
Prudential Financial, Inc., 5.375%, 2020	20,000	20,256
Prudential Financial, Inc., 6.625%, 2040	30,000	30,531

		$296,162

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$185,000	$193,455
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	192,000

		$385,455

International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$110,000	$113,647
ING Bank N.V., 3.9%, 2014 (n)	110,000	117,921
Irish Life & Permanent PLC, 3.6%, 2013 (n)	100,000	99,077
KFW International Finance, Inc., 4.875%, 2019	120,000	133,623
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	204,557
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	111,775

		$780,600

Local Authorities - 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$95,000	$116,002
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	90,000	109,629

		$225,631

26-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$97,438

Major Banks - 1.6%
Bank of America Corp., 7.375%, 2014	$40,000	$44,830
Bank of America Corp., 7.625%, 2019	60,000	68,730
Commonwealth Bank of Australia, 5%, 2019 (n)	60,000	62,283
Credit Suisse New York, 5.5%, 2014	120,000	131,201
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	115,000	117,013
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	102,122
JPMorgan Chase & Co., 6.3%, 2019	100,000	112,950
JPMorgan Chase Capital XXVII, 7%, 2039	60,000	61,016
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	106,914
Morgan Stanley, 5.75%, 2016	100,000	100,742
Morgan Stanley, 6.625%, 2018	140,000	146,739
PNC Funding Corp., 5.625%, 2017	90,000	95,749
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	196,560
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	99,803
Wachovia Corp., 5.25%, 2014	81,000	85,778

		$1,532,430

Medical & Health Technology & Services - 0.4%
Cardinal Health, Inc., 5.8%, 2016	$75,000	$83,988
CareFusion Corp., 6.375%, 2019	100,000	114,233
Hospira, Inc., 5.55%, 2012	50,000	53,238
Hospira, Inc., 6.05%, 2017	93,000	104,707

		$356,166

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$155,000	$162,112

Mortgage-Backed - 15.1%
Fannie Mae, 4.01%, 2013	$17,748	$18,685
Fannie Mae, 4.589%, 2014	88,638	95,152
Fannie Mae, 4.63%, 2014	44,101	47,373
Fannie Mae, 4.841%, 2014	56,631	61,145
Fannie Mae, 4.56%, 2015	36,820	39,631
Fannie Mae, 4.78%, 2015	37,033	40,283
Fannie Mae, 4.922%, 2015	91,182	99,571
Fannie Mae, 5.09%, 2016	40,000	44,156
Fannie Mae, 5.5%, 2016-2038	2,845,976	3,070,567
Fannie Mae, 5.724%, 2016	23,435	25,953
Fannie Mae, 4.989%, 2017	80,700	87,891
Fannie Mae, 5.05%, 2017	38,788	42,838
Fannie Mae, 6%, 2017-2037	1,545,899	1,695,619
Fannie Mae, 4.5%, 2018-2035	376,909	398,446
Fannie Mae, 5%, 2018-2039	1,601,581	1,705,096
Fannie Mae, 6.5%, 2031-2037	526,296	585,309
Fannie Mae, 7.5%, 2031	14,569	16,613
Freddie Mac, 6%, 2016-2037	731,965	803,115
Freddie Mac, 4.5%, 2018-2039	1,002,993	1,053,999
Freddie Mac, 5%, 2018-2039	1,906,827	2,024,021
Freddie Mac, 5.085%, 2019	106,000	116,011
Freddie Mac, 5.5%, 2021-2034	564,989	610,237
Freddie Mac, 6.5%, 2034-2037	241,244	266,029
Ginnie Mae, 4.5%, 2033-2040	146,837	153,947
Ginnie Mae, 5%, 2033-2039	702,988	751,359
Ginnie Mae, 5.5%, 2033-2035	319,687	347,878
Ginnie Mae, 6%, 2033-2038	297,939	327,787

		$14,528,711

Issuer	Shares/Par	Value ($)

BONDS - continued
Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$55,000	$64,437
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	75,933
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	185,000	226,564

		$366,934

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$128,338
Enterprise Products Operating LLC, 6.5%, 2019	76,000	85,211
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	170,801
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	80,425
Spectra Energy Capital LLC, 8%, 2019	53,000	63,746

		$528,521

Network & Telecom - 0.3%
Telecom Italia Capital, 5.25%, 2013	$60,000	$61,974
Telefonica Europe B.V., 7.75%, 2010	38,000	38,475
Verizon New York, Inc., 6.875%, 2012	196,000	211,792

		$312,241

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$119,505

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$96,000	$102,883
Capital One Financial Corp., 6.15%, 2016	130,000	137,558
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	118,000	131,250
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	89,429
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	126,702
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	162,925
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	221,672

		$972,419

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$160,000	$187,185
Pfizer, Inc., 7.2%, 2039	50,000	65,729
Roche Holdings, Inc., 6%, 2019 (n)	160,000	186,383

		$439,297

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$6,000	$6,215

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$43,552
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	183,286
WEA Finance LLC, REIT, 6.75%, 2019 (n)	31,000	34,455

		$261,293

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$48,000	$49,205
Limited Brands, Inc., 5.25%, 2014	36,000	35,730

27-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Retailers - continued
Wal-Mart Stores, Inc., 5.25%, 2035	$194,000	$204,322

		$289,257

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$82,959

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$105,000	$115,243
Rogers Communications, Inc., 6.8%, 2018	132,000	156,038

		$271,281

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$74,000	$80,033

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$98,000	$106,791

U.S. Government Agencies and Equivalents - 0.8%
Aid-Egypt, 4.45%, 2015	$152,000	$167,518
Small Business Administration, 4.35%, 2023	27,215	28,711
Small Business Administration, 4.77%, 2024	67,380	71,643
Small Business Administration, 5.18%, 2024	109,341	117,052
Small Business Administration, 5.52%, 2024	163,373	175,762
Small Business Administration, 4.99%, 2024	94,099	100,362
Small Business Administration, 4.95%, 2025	68,499	73,394

		$734,442

U.S. Treasury Obligations - 12.0%
U.S. Treasury Bonds, 2%, 2013	$197,000	$202,233
U.S. Treasury Bonds, 8.5%, 2020	50,000	73,344
U.S. Treasury Bonds, 8%, 2021	37,000	53,812
U.S. Treasury Bonds, 6%, 2026	125,000	161,074
U.S. Treasury Bonds, 6.75%, 2026	32,000	44,425
U.S. Treasury Bonds, 5.25%, 2029	137,000	164,871
U.S. Treasury Bonds, 5.375%, 2031	220,000	270,669
U.S. Treasury Bonds, 4.5%, 2036	94,000	103,841
U.S. Treasury Bonds, 5%, 2037	552,000	657,915
U.S. Treasury Bonds, 4.5%, 2039	438,700	483,187
U.S. Treasury Notes, 1.5%, 2010	321,000	322,379
U.S. Treasury Notes, 0.875%, 2011	776,000	779,001
U.S. Treasury Notes, 5.125%, 2011	941,000	985,293
U.S. Treasury Notes, 1.375%, 2013	733,000	742,850
U.S. Treasury Notes, 3.875%, 2013	614,000	663,264
U.S. Treasury Notes, 3.5%, 2013	420,000	451,336
U.S. Treasury Notes, 3.125%, 2013	57,000	60,687
U.S. Treasury Notes, 2.75%, 2013	1,190,000	1,252,382
U.S. Treasury Notes, 1.5%, 2013	280,000	282,363
U.S. Treasury Notes, 1.875%, 2014	1,205,000	1,226,747
U.S. Treasury Notes, 4.75%, 2014	150,000	169,219
U.S. Treasury Notes, 2.625%, 2016	68,000	69,960
U.S. Treasury Notes, 4.75%, 2017	146,000	168,801
U.S. Treasury Notes, 3.75%, 2018	1,959,000	2,110,823

		$11,500,476

Utilities - Electric Power - 1.3%
Bruce Mansfield Unit, 6.85%, 2034	$206,032	$215,233
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	184,258

Issuer	Shares/Par	Value ($)

BONDS - continued
Utilities - Electric Power - continued
Exelon Generation Co. LLC, 6.25%, 2039	$80,000	$85,456
MidAmerican Funding LLC, 6.927%, 2029	54,000	63,705
Oncor Electric Delivery Co., 7%, 2022	152,000	183,243
PSEG Power LLC, 6.95%, 2012	111,000	121,269
PSEG Power LLC, 5.32%, 2016 (n)	91,000	98,068
System Energy Resources, Inc., 5.129%, 2014 (z)	45,945	46,903
Waterford 3 Funding Corp., 8.09%, 2017	264,256	274,980

		$1,273,115

Total Bonds (Identified Cost, $39,763,755)		$41,561,072

CONVERTIBLE PREFERRED STOCKS - 0.1%
Utilities - Electric Power - 0.1%
PPL Corp.(Identified Cost, $48,000)	960	$49,925

MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	697,144	$697,144

Total Investments (Identified Cost, $92,588,062)		$95,741,472

OTHER ASSETS, LESS LIABILITIES - 0.4%		420,679

NET ASSETS - 100.0%		$96,162,151

See portfolio footnotes and notes to financial statements.

28-TRVA

Portfolio of Investments (unaudited) — continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security — in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was:

Variable Account	Market Value	% of Net Assets
Global Governments Variable Account	$113,501	1.7%
Government Securities Variable Account	766,500	1.3
High Yield Variable Account	8,367,844	21.5
Total Return Variable Account	3,223,081	3.4

(o)	All or a portion of this position has not settled. Upon settlement date, interest rate for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable accounts hold the following restricted securities:

Variable Account	Restricted Securities	Acquisition Date	Cost	Current Market Value
Global Governments Variable Account	Bayview Commercial Asset Trust, FRN, 1.004%, 2023	5/25/06	$27,125	$21,764
	Commercial Mortgage Asset Trust, FRN, 1.091%, 2032	8/25/03	24,776	25,678

	Total Restricted Securities			$47,442

	% of Net Assets			0.7%

High Yield Variable Account	ARCap REIT, Inc., CDO, “H”, 6.079%, 2045	9/21/04	$144,412	$10,348
	Ally Financial, Inc., 7% (Preferred Stock)	3/12/10	36,650	38,087
	American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	10,054	8,760
	American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	97,991	97,931
	American Petroleum Tankers LLC, 10.25%, 2015	5/6/10	24,314	25,063
	Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/19/09	130,003	74,531
	Capella Healthcare, Inc., 9.25%, 2017	6/21/10	24,685	25,250
	Case New Holland, Inc., 7.875%, 2017	6/22/10	104,286	105,788
	Entertainment Properties Trust, REIT, 7.75%, 2020	6/25/10	58,974	60,150
	Insight Communications Co., Inc., 9.375%, 2018	6/30/10	75,000	75,000
	LBI Media, Inc., 8.5%, 2017	7/18/07	98,350	85,750
	Local TV Finance LLC, 10%, 2015	11/09/07 - 11/30/09	174,256	147,633
	Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	53,525	43,175
	USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	156,538	146,800
	Wachovia Credit, CDO, FRN, 1.888%, 2026	6/08/06	250,000	10,000

	Total Restricted Securities			$954,266

	% of Net Assets			2.5%

Total Return Variable Account	Anthracite Ltd., “A”, CDO, FRN, 0.797%, 2017	3/19/10	$104,024	$104,287
	Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040	3/01/06	193,279	79,592
	Russian Federation, 3.625%, 2015	4/22/10	198,983	193,500
	Spirit Master Funding LLC, 5.05%, 2023	10/04/05	150,765	132,600
	System Energy Resources, Inc., 5.129%, 2014	4/16/04	45,945	46,903

	Total Restricted Securities			$556,882

	% of Net Assets			0.6%

Portfolio of Investments (unaudited) — continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities Insurers

Insurers
AGM	Assured Guaranty Municipal

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

See notes to financial statements.

Statements of Assets and Liabilities (unaudited) — June 30, 2010

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account		High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
Assets:
Investments —
Non-affilitated issuers, at identified cost	$106,884		$6,060		$50,275		$38,600		$26,215		$91,891
Underlying funds, at cost and net asset value	916		235		4,963		780		—		697
Repurchase agreements, at cost and value	—		—		—		—		6,973		—

Total investments, at identified cost	$107,800		$6,295		$55,238		$39,380		$33,188		$92,588
Unrealized appreciation (depreciation)	5,126		126		3,667		(1,035)		—		3,153

Total investments, at value	$112,926		$6,421		$58,905		$38,345		$33,188		$95,741
Cash	—		—		—		6		0	*	1
Receivables for
Forward foreign currency exchange contracts	—		51		—		—		—		—
Investments sold	3,781		35		295		496		—		642
Interest and dividends	105		92		408		724		17		422
Units sold	0	*	0	*	0	*	—		—		0	*
Receivable from investment adviser	7		7		—		4		2		7
Receivable from sponsor	—		—		—		—		—		7
Other assets	3		0	*	1		1		1		2

Total assets	$116,822		$6,606		$59,609		$39,576		$33,208		$96,822

Liabilities:
Payables for
Forward foreign currency exchange contracts	$—		$46		$—		$3		$—		$—
Daily variation margin on open futures contracts	—		—		1		—		—		—
Investments purchased	3,449		—		402		608		965		608
Units surrendered	34		1		79		4		166		9
Payable to affiliates —
Investment adviser	5		0	*	2		1		1		4
Administrative fee	0	*	0	*	0	*	0	*	0	*	0	*
Sponsor	89		0	*	26		20		24		—
Board of Managers fees	3		0	*	1		1		1		2
Accrued expenses and other liabilities	30		29		29		32		16		37

Total liabilities	$3,610		$76		$540		$669		$1,173		$660

Net assets	$113,212		$6,530		$59,069		$38,907		$32,035		$96,162

*	Amount was less than $500.

See notes to financial statements.

Statements of Assets and Liabilities (unaudited) — June 30, 2010 — continued

(000 Omitted except for unit values)

	Units	Unit Value	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net assets applicable to contract owners:
Capital Appreciation Variable Account —
Compass 2	1,446	$50.014	$72,334
Compass 3	21	32.800	701
Compass 3 – Level 2	2,797	13.765	38,496
Global Governments Variable Account —
Compass 2	61	$30.202		$1,829
Compass 3	5	29.210		141
Compass 3 – Level 2	261	17.274		4,510
Government Securities Variable Account —
Compass 2	938	$47.072			$44,152
Compass 3	4	32.704			134
Compass 3 – Level 2	692	19.309			13,367
High Yield Variable Account —
Compass 2	700	$43.834				$30,704
Compass 3	7	32.034				226
Compass 3 – Level 2	420	17.286				7,264
Money Market Variable Account —
Compass 2	703	$21.386					$15,015
Compass 3	13	17.424					227
Compass 3 – Level 2	1,258	13.168					16,568
Total Return Variable Account —
Compass 2	645	$45.845						$29,572
Compass 3	39	44.342						1,720
Compass 3 – Level 2	2,949	21.614						63,736

Net assets applicable to owners of deferred contracts			111,531	6,480	57,653	38,194	31,810	95,028
Reserve for variable annuities —
Compass 2 Contracts			1,487	11	1,375	678	179	838
Compass 3 Contracts			—	—	—	—	—	—
Compass 3 – Level 2 Contracts			194	39	41	35	46	296

Net assets			$113,212	$6,530	$59,069	$38,907	$32,035	$96,162

See notes to financial statements.

Statements of Operations (unaudited) — Six Months Ended June 30, 2010

(000 Omitted)

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account		High Yield Variable Account	Money Market Variable Account		Total Return Variable Account
Net Investment income (loss):
Income —
Interest	$—	$94	$1,302		$1,787	$44		$962
Dividends	845	—	—		8	—		720
Dividends from underlying funds	1	0 *	4		1	—		1
Foreign taxes withheld	(14)	—	—		—	—		(11)

Total investment income	$832	$94	$1,306		$1,796	$44		$1,672

Expenses —
Mortality and expense risk charges	$796	$43	$373		$252	$207		$632
Management fee	476	26	164		150	82		386
Boards of Managers fees	9	1	4		3	2		7
Distribution expense charge	1	0 *	0	*	0 *	0	*	1
Administrative fee	24	5	12		8	7		19
Custodian fee	16	14	14		12	3		24
Printing	3	3	3		3	5		3
Auditing fees	18	23	21		26	11		24
Legal fees	4	4	4		4	4		4
Miscellaneous	5	2	3		3	4		7

Total expenses	$1,352	$121	$598		$461	$325		$1,107
Fees paid indirectly	(0)*	(0)*	(0	)*	(0)*	(0	)*	(0)*
Reduction of expenses by investment adviser	(34)	(34)	—		(28)	(75)		(35)

Net expenses	$1,318	$87	$598		$433	$250		$1,072

Net investment income (loss)	$(486)	$7	$708		$1,363	$(206)		$600

Realized and unrealized gain (loss) on investments:
Realized gain (loss) (identified cost basis) —
Investment transactions	$4,306	$7	$178		$548	$0	*	$41
Futures contracts	—	—	38		—	—		—
Foreign currency transactions	(6)	70	—		52	—		(7)

Net realized gain (loss) on investments and foreign currency transactions	$4,300	$77	$216		$600	$0	*	$34

Change in unrealized appreciation (depreciation) —
Investments	$(15,280)	$(175)	$1,466		$(586)	$—		$(3,530)
Futures contracts	—	—	76		—	—		—
Translation of assets and liabilities in foreign currencies	(2)	23	—		(10)	—		3

Net unrealized gain (loss) on investments and foreign currency translation	$(15,282)	$(152)	$1,542		$(596)	$—		$(3,527)

Net realized and unrealized gain (loss) on investments and foreign currency	$(10,982)	$(75)	$1,758		$4	$0	*	$(3,493)

Change in net assets from operations	$(11,468)	$(68)	$2,466		$1,367	$(206)		$(2,893)

*	Amount was less than $500.

See notes to financial statements.

Statements of Changes in Net Assets

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account
	Six Months Ended 6/30/10 (unaudited)	Year Ended 12/31/09	Six Months Ended 6/30/10 (unaudited)	Year Ended 12/31/09	Six Months Ended 6/30/10 (unaudited)	Year Ended 12/31/09
Change in net assets:
From operations:
Net investment income (loss)	$(486)	$(690)	$7	$37	$708	$1,734
Net realized gain (loss) on investments and foreign currency transactions	4,300	(10,643)	77	59	216	658
Net unrealized gain (loss) on investments and foreign currency translation	(15,282)	49,716	(152)	14	1,542	(224)

Change in net assets from operations	$(11,468)	$38,383	$(68)	$110	$2,466	$2,168

Participant transactions:
Accumulation activity:
Purchase payments received	$455	$754	$11	$18	$197	$601
Net transfers between variable and fixed accumulation accounts	(650)	(2,491)	(276)	85	(142)	(462)
Withdrawals, surrenders, annuitizations, and contract charges	(7,269)	(13,276)	(765)	(956)	(4,279)	(8,599)

Net accumulation activity	$(7,464)	$(15,013)	$(1,030)	$(853)	$(4,224)	$(8,460)

Annuitization activity:
Annuitizations	$29	$2	$—	$—	$11	$259
Annuity payments and contract charges	(163)	(261)	(3)	(6)	(143)	(211)
Adjustments to annuity reserves	(90)	(77)	(11)	11	(33)	20

Net annuitization activity	$(224)	$(336)	$(14)	$5	$(165)	$68

Change in net assets from participant transactions	$(7,688)	$(15,349)	$(1,044)	$(848)	$(4,389)	$(8,392)

Total change in net assets	$(19,156)	$23,034	$(1,112)	$(738)	$(1,923)	$(6,224)
Net assets:
At beginning of period	132,368	109,334	7,642	8,380	60,992	67,216

At end of period	$113,212	$132,368	$6,530	$7,642	$59,069	$60,992

See notes to financial statements.

Statements of Changes in Net Assets — continued

(000 Omitted)

	High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
	Six Months Ended 6/30/10 (unaudited)	Year Ended 12/31/09	Six Months Ended 6/30/10 (unaudited)	Year Ended 12/31/09	Six Months Ended 6/30/10 (unaudited)	Year Ended 12/31/09
Change in net assets:
From operations:
Net investment income (loss)	$1,363	$2,962	$(206)	$(472)	$600	$1,626
Net realized gain (loss) on investments and foreign currency transactions	600	(2,734)	0 *	—	34	(7,657)
Net unrealized gain (loss) on investments and foreign currency translation	(596)	13,451	—	—	(3,527)	21,444

Change in net assets from operations	$1,367	$13,679	$(206)	$(472)	$(2,893)	$15,413

Participant transactions:
Accumulation activity:
Purchase payments received	$161	$175	$109	$192	$262	$764
Net transfers between variable and fixed accumulation accounts	(1,367)	(1,074)	1,498	2,040	(645)	(2,849)
Withdrawals, surrenders, annuitizations, and contract charges	(2,300)	(3,856)	(3,289)	(8,583)	(6,210)	(12,313)

Net accumulation activity	$(3,506)	$(4,755)	$(1,682)	$(6,351)	$(6,593)	$(14,398)

Annuitization activity:
Annuitizations	$10	$—	$1	$5	$16	$24
Annuity payments and contract charges	(65)	(110)	(26)	(55)	(84)	(161)
Adjustments to annuity reserves	(16)	(1)	(20)	(6)	52	(61)

Net annuitization activity	$(71)	$(111)	$(45)	$(56)	$(16)	$(198)

Change in net assets from participant transactions	$(3,577)	$(4,866)	$(1,727)	$(6,407)	$(6,609)	$(14,596)

Total change in net assets	$(2,210)	$8,813	$(1,933)	$(6,879)	$(9,502)	$817
Net assets:
At beginning of period	41,117	32,304	33,968	40,847	105,664	104,847

At end of period	$38,907	$41,117	$32,035	$33,968	$96,162	$105,664

*	Amount was less than $500.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Capital Appreciation Variable Account
	Compass 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$55.063		$39.750	$63.669	$58.101	$55.446	$55.625

Investment income	$0.365		$0.685	$0.780	$0.751	$0.560	$0.580
Expenses	(0.580)		(0.965)	(1.154)	(1.319)	(1.198)	(1.179)

Net investment loss	$(0.215)		$(0.280)	$(0.374)	$(0.568)	$(0.638)	$(0.599)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.834)		15.593	(23.545)	6.136	3.293	0.420

Change in unit value	$(5.049)		$15.313	$(23.919)	$5.568	$2.655	$(0.179)

Unit value:
Net asset value — end of period	$50.014		$55.063	$39.750	$63.669	$58.101	$55.446

Total Return (%) (k)(r)(s)	(9.17	)(n)	38.52	(37.57)	9.58	4.79	(0.32)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.18	(a)	2.18	2.17	2.15	2.15	2.16
Expenses after expense reductions (f)	2.12	(a)	2.12	2.12	2.14	N/A	N/A
Net investment loss	(0.78	)(a)	(0.60)	(0.68)	(0.91)	(1.11)	(1.08)
Portfolio turnover (%)	23		47	49	63	61	130
Number of units outstanding at end of period (000 Omitted)	1,446		1,539	1,761	1,980	2,419	3,018

	Capital Appreciation Variable Account
	Compass 3
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$36.129		$26.107	$41.858	$38.235	$36.524	$36.678

Investment income	$0.233		$0.425	$0.497	$0.490	$0.355	$0.370
Expenses	(0.395)		(0.635)	(0.783)	(0.903)	(0.807)	(0.795)

Net investment loss	$(0.162)		$(0.210)	$(0.286)	$(0.413)	$(0.452)	$(0.425)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.167)		10.232	(15.465)	4.036	2.163	0.271

Change in unit value	$(3.329)		$10.022	$(15.751)	$3.623	$1.711	$(0.154)

Unit value:
Net asset value — end of period	$32.800		$36.129	$26.107	$41.858	$38.235	$36.524

Total Return (%) (k)(r)(s)	(9.21	)(n)	38.39	(37.63)	9.48	4.69	(0.42)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.28	(a)	2.28	2.27	2.25	2.25	2.26
Expenses after expense reductions (f)	2.22	(a)	2.22	2.22	2.24	N/A	N/A
Net investment loss	(0.90	)(a)	(0.73)	(0.81)	(1.04)	(1.30)	(1.20)
Portfolio turnover (%)	23		47	49	63	61	130
Number of units outstanding at end of period (000 Omitted)	21		27	46	73	128	237

Financial Highlights — continued

	Capital Appreciation Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$15.151		$10.932	$17.501	$15.963	$15.226	$15.267

Investment income	$0.099		$0.186	$0.211	$0.203	$0.152	$0.158
Expenses	(0.155)		(0.258)	(0.308)	(0.352)	(0.320)	(0.316)

Net investment loss	$(0.056)		$(0.072)	$(0.097)	$(0.149)	$(0.168)	$(0.158)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.330)		4.291	(6.472)	1.687	0.905	0.117

Change in unit value	$(1.386)		$4.219	$(6.569)	$1.538	$0.737	$(0.041)

Unit value:
Net asset value — end of period	$13.765		$15.151	$10.932	$17.501	$15.963	$15.226

Total Return (%) (k)(r)(s)	(9.15	)(n)	38.59	(37.54)	9.64	4.84	(0.27)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.13	(a)	2.13	2.12	2.10	2.10	2.11
Expenses after expense reductions (f)	2.07	(a)	2.07	2.07	2.09	N/A	N/A
Net investment loss	(0.75	)(a)	(0.58)	(0.65)	(0.88)	(1.13)	(1.05)
Portfolio turnover (%)	23		47	49	63	61	130
Number of units outstanding at end of period (000 Omitted)	2,797		2,945	3,335	3,671	4,378	5,248

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Global Governments Variable Account
	Compass 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$30.488		$29.979	$27.622	$25.732	$24.865	$27.240

Investment income	$0.404		$0.885	$0.944	$1.052	$1.003	$0.925
Expenses	(0.371)		(0.742)	(0.716)	(0.653)	(0.629)	(0.651)

Net investment income	$0.033		$0.143	$0.228	$0.399	$0.374	$0.274
Net realized and unrealized gain (loss) on investments and foreign currency	(0.319)		0.366	2.129	1.491	0.493	(2.649)

Change in unit value	$(0.286)		$0.509	$2.357	$1.890	$0.867	$(2.375)

Unit value:
Net asset value — end of period	$30.202		$30.488	$29.979	$27.622	$25.732	$24.865

Total Return (%) (k)(r)(s)	(0.94	)(n)	1.70	8.54	7.34	3.49	(8.72)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.47	(a)	3.33	3.50	3.35	3.39	2.95
Expenses after expense reductions (f)	2.50	(a)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.22	(a)	0.48	0.79	1.52	1.48	1.04
Portfolio turnover (%)	27		87	111	141	118	144
Number of units outstanding at end of period (000 Omitted)	61		85	91	85	104	116

	Global Governments Variable Account
	Compass 3
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$29.508		$29.059	$26.814	$25.017	$24.209	$26.561

Investment income	$0.392		$0.834	$0.904	$1.044	$1.025	$0.949
Expenses	(0.381)		(0.746)	(0.727)	(0.678)	(0.659)	(0.688)

Net investment income	$0.011		$0.088	$0.177	$0.366	$0.366	$0.261
Net realized and unrealized gain (loss) on investments and foreign currency	(0.309)		0.361	2.068	1.431	0.442	(2.613)

Change in unit value	$(0.298)		$0.449	$2.245	$1.797	$0.808	$(2.352)

Unit value:
Net asset value — end of period	$29.210		$29.508	$29.059	$26.814	$25.017	$24.209

Total Return (%) (k)(r)(s)	(1.01	)(n)	1.55	8.38	7.18	3.34	(8.85)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.62	(a)	3.48	3.65	3.50	3.54	3.10
Expenses after expense reductions (f)	2.65	(a)	2.65	2.65	2.65	2.65	2.65
Net investment income	0.07	(a)	0.31	0.65	1.44	1.41	0.97
Portfolio turnover (%)	27		87	111	141	118	144
Number of units outstanding at end of period (000 Omitted)	5		7	11	15	18	26

Financial Highlights — continued

	Global Governments Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$17.438		$17.147	$15.798	$14.718	$14.221	$15.580

Investment income	$0.234		$0.508	$0.541	$0.608	$0.574	$0.526
Expenses	(0.215)		(0.426)	(0.410)	(0.377)	(0.361)	(0.371)

Net investment income	$0.019		$0.082	$0.131	$0.231	$0.213	$0.155
Net realized and unrealized gain (loss) on investments and foreign currency	(0.183)		0.209	1.218	0.849	0.284	(1.514)

Change in unit value	$(0.164)		$0.291	$1.349	$1.080	$0.497	$(1.359)

Unit value:
Net asset value — end of period	$17.274		$17.438	$17.147	$15.798	$14.718	$14.221

Total Return (%) (k)(r)(s)	(0.94	)n	1.70	8.54	7.34	3.49	(8.72)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.47	(a)	3.33	3.50	3.35	3.39	2.95
Expenses after expense reductions (f)	2.50	(a)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.22	(a)	0.48	0.79	1.53	1.47	1.04
Portfolio turnover (%)	27		87	111	141	118	144
Number of units outstanding at end of period (000 Omitted)	261		274	306	332	403	468

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Government Securities Variable Account
	Compass 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$45.185		$43.715	$40.804	$38.619	$37.679	$37.338

Investment income	$1.032		$2.152	$2.116	$2.117	$2.024	$1.936
Expenses	(0.473)		(0.917)	(0.860)	(0.802)	(0.757)	(0.752)

Net investment income	$0.559		$1.235	$1.256	$1.315	$1.267	$1.184
Net realized and unrealized gain (loss) on investments	1.328		0.235	1.655	0.870	(0.327)	(0.843)

Change in unit value	$1.887		$1.470	$2.911	$2.185	$0.940	$0.341

Unit value:
Net asset value — end of period	$47.072		$45.185	$43.715	$40.804	$38.619	$37.679

Total Return (%) (k)(s)	4.18	(n)	3.36	7.14	5.66	2.50	0.91
Ratios (%) (to average net assets):
Expenses (f)	2.06	(a)	2.04	2.05	2.02	2.01	2.01
Net investment income	2.37	(a)	2.70	2.93	3.26	3.28	3.09
Portfolio turnover (%)	10		27	45	35	17	69
Number of units outstanding at end of period (000 Omitted)	938		1,010	1,151	1,269	1,538	1,852

	Government Securities Variable Account
	Compass 3
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$31.409		$30.417	$28.419	$26.924	$26.295	$26.082

Investment income	$0.691		$1.442	$1.427	$1.470	$1.352	$1.316
Expenses	(0.331)		(0.651)	(0.618)	(0.583)	(0.538)	(0.543)

Net investment income	$0.360		$0.791	$0.809	$0.887	$0.814	$0.773
Net realized and unrealized gain (loss) on investments	0.935		0.201	1.189	0.608	(0.185)	(0.560)

Change in unit value	$1.295		$0.992	$1.998	$1.495	$0.629	$0.213

Unit value:
Net asset value — end of period	$32.704		$31.409	$30.417	$28.419	$26.924	$26.295

Total Return (%) (k)(s)	4.12	(n)	3.26	7.03	5.55	2.40	0.82
Ratios (%) (to average net assets):
Expenses (f)	2.16	(a)	2.14	2.15	2.12	2.11	2.11
Net investment income	2.32	(a)	2.60	2.80	3.25	3.15	2.96
Portfolio turnover (%)	10		27	45	35	17	69
Number of units outstanding at end of period (000 Omitted)	4		10	20	28	40	69

Financial Highlights — continued

	Government Securities Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$18.530		$17.918	$16.717	$15.814	$15.421	$15.274

Investment income	$0.412		$0.862	$0.848	$0.848	$0.813	$0.781
Expenses	(0.188)		(0.364)	(0.342)	(0.318)	(0.300)	(0.299)

Net investment income	$0.224		$0.498	$0.506	$0.530	$0.513	$0.482
Net realized and unrealized gain (loss) on investments	0.555		0.114	0.695	0.373	(0.120)	(0.335)

Change in unit value	$0.779		$0.612	$1.201	$0.903	$0.393	$0.147

Unit value:
Net asset value — end of period	$19.309		$18.530	$17.918	$16.717	$15.814	$15.421

Total Return (%) (k)(s)	4.20	(n)	3.41	7.19	5.71	2.55	0.96
Ratios (%) (to average net assets):
Expenses (f)	2.01	(a)	1.99	2.00	1.97	1.96	1.96
Net investment income	2.38	(a)	2.72	2.94	3.29	3.30	3.12
Portfolio turnover (%)	10		27	45	35	17	69
Number of units outstanding at end of period (000 Omitted)	692		731	831	889	1,054	1,280

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	High Yield Variable Account
	Compass 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$42.360		$29.057	$40.344	$40.172	$36.840	$36.669

Investment income	$1.981		$3.733	$3.568	$3.391	$3.121	$2.959
Expenses	(0.478)		(0.781)	(0.817)	(0.901)	(0.847)	(0.820)

Net investment income	$1.503		$2.952	$2.751	$2.490	$2.274	$2.139
Net realized and unrealized gain (loss) on investments and foreign currency	(0.029)		10.351	(14.038)	(2.318)	1.058	(1.968)

Change in unit value	$1.474		$13.303	$(11.287)	$0.172	$3.332	$0.171

Unit value:
Net asset value — end of period	$43.834		$42.360	$29.057	$40.344	$40.172	$36.840

Total Return (%) (k)(r)(s)	3.48	(n)	45.78	(27.98)	0.43	9.04	0.47
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.34	(a)	2.35	2.36	2.25	2.32	2.28 (o)
Expenses after expense reductions (f)	2.20	(a)	2.20	2.20	2.20	2.22	2.25
Net investment income	6.82	(a)	8.18	7.28	5.96	5.84	5.76
Portfolio turnover (%)	36		56	62	66	88	53
Number of units outstanding at end of period (000 Omitted)	700		753	862	958	1,119	1,323

	High Yield Variable Account
	Compass 3
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$30.972		$21.266	$29.556	$29.459	$27.043	$26.943

Investment income	$1.406		$2.629	$2.515	$2.445	$2.212	$2.118
Expenses	(0.360)		(0.580)	(0.613)	(0.681)	(0.635)	(0.620)

Net investment income	$1.046		$2.049	$1.902	$1.764	$1.577	$1.498
Net realized and unrealized gain (loss) on investments and foreign currency	0.016		7.657	(10.192)	(1.667)	0.839	(1.398)

Change in unit value	$1.062		$9.706	$(8.290)	$0.097	$2.416	$0.100

Unit value:
Net asset value — end of period	$32.034		$30.972	$21.266	$29.556	$29.459	$27.043

Total Return (%) (k)(r)(s)	3.43	(n)	45.64	(28.05)	0.33	8.94	0.37
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.44	(a)	2.45	2.46	2.35	2.42	2.38 (o)
Expenses after expense reductions (f)	2.30	(a)	2.30	2.30	2.30	2.32	2.35
Net investment income	6.68	(a)	8.08	7.09	5.93	5.71	5.64
Portfolio turnover (%)	36		56	62	66	88	53
Number of units outstanding at end of period (000 Omitted)	7		8	13	21	34	47

Financial Highlights — continued

	High Yield Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$16.700		$11.450	$15.890	$15.814	$14.495	$14.421

Investment income	$0.760		$1.416	$1.380	$1.310	$1.202	$1.142
Expenses	(0.181)		(0.298)	(0.313)	(0.344)	(0.323)	(0.312)

Net investment income	$0.579		$1.118	$1.067	$0.966	$0.879	$0.830
Net realized and unrealized gain (loss) on investments and foreign currency	0.007		4.132	(5.507)	(0.890)	0.440	(0.756)

Change in unit value	$0.586		$5.250	$(4.440)	$0.076	$1.319	$0.074

Unit value:
Net asset value — end of period	$17.286		$16.700	$11.450	$15.890	$15.814	$14.495

Total Return (%) (k)(r)(s)	3.51	(n)	45.86	(27.94)	0.48	9.10	0.52
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.29	(a)	2.30	2.31	2.20	2.27	2.23 (o)
Expenses after expense reductions (f)	2.15	(a)	2.15	2.15	2.15	2.17	2.20
Net investment income	6.85	(a)	8.03	7.27	5.98	5.86	5.81
Portfolio turnover (%)	36		56	62	66	88	53
Number of units outstanding at end of period (000 Omitted)	420		493	558	579	774	937

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(o)	Due to a revision, the ratios of expenses before expense reductions for the year ended December 31, 2005 not previously reported, were 2.28%, 2.38% and 2.23% for Compass 2, Compass 3, and Compass 3 – Level 2, respectively. There was no impact to net assets or the expenses charged to the contract holder.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Money Market Variable Account
	Compass 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007		2006	2005
Per unit data: (d)
Net asset value — beginning of period	$21.523		$21.803	$21.676	$20.979		$20.331	$20.073

Investment income	$0.029		$0.078	$0.567	$1.145		$1.051	$0.661
Expenses	(0.166)		(0.357)	(0.432)	(0.431)		(0.403)	(0.403)

Net investment income (loss)	$(0.137)		$(0.279)	$0.135	$0.714		$0.648	$0.258
Net realized and unrealized gain (loss) on investments	0.000	(w)	(0.001)	(0.008)	(0.017	)(g)	—	(0.000	)(w)

Change in unit value	$(0.137)		$(0.280)	$0.127	$0.697		$0.648	$0.258

Unit value:
Net asset value — end of period	$21.386		$21.523	$21.803	$21.676		$20.979	$20.331

Total Return (%) (k)(r)(s)	(0.64	)(n)	(1.28)	0.58	3.32		3.19	1.29
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.02	(a)	2.01	1.99	2.00		1.95	1.99
Expenses after expense reductions (f)	1.56	(a)	1.66	1.97	N/A		N/A	N/A
Net investment income (loss)	(1.28	)(a)	(1.27)	0.61	3.29		3.15	1.38
Number of units outstanding at end of period (000 Omitted)	703		732	793	887		928	1,128

	Money Market Variable Account
	Compass 3
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007		2006	2005
Per unit data: (d)
Net asset value — beginning of period	$17.544		$17.790	$17.704	$17.152		$16.638	$16.443

Investment income	$0.022		$0.066	$0.468	$0.902		$0.852	$0.539
Expenses	(0.142)		(0.308)	(0.364)	(0.356)		(0.338)	(0.344)

Net investment income (loss)	$(0.120)		$(0.242)	$0.104	$0.546		$0.514	$0.195
Net realized and unrealized gain (loss) on investments	0.000	(w)	(0.004)	(0.018)	0.006	(g)	—	(0.000	)(w)

Change in unit value	$(0.120)		$(0.246)	$0.086	$0.552		$0.514	$0.195

Unit value:
Net asset value — end of period	$17.424		$17.544	$17.790	$17.704		$17.152	$16.638

Total Return (%) (k)(r)(s)	(0.68	)(n)	(1.38)	0.49	3.22		3.09	1.19
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.12	(a)	2.11	2.09	2.10		2.05	2.09
Expenses after expense reductions (f)	1.66	(a)	1.76	2.07	N/A		N/A	N/A
Net investment income (loss)	(1.39	)(a)	(1.38)	0.59	3.20		3.00	1.42
Number of units outstanding at end of period (000 Omitted)	13		18	45	64		131	218

Financial Highlights — continued

	Money Market Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007		2006	2005
Per unit data: (d)
Net asset value — beginning of period	$13.249		$13.415	$13.330	$12.895		$12.491	$12.326

Investment income	$0.017		$0.048	$0.344	$0.695		$0.644	$0.405
Expenses	(0.098)		(0.213)	(0.257)	(0.257)		(0.240)	(0.240)

Net investment income (loss)	$(0.081)		$(0.165)	$0.087	$0.438		$0.404	$0.165
Net realized and unrealized gain (loss) on investments	0.000	(w)	(0.001)	(0.002)	(0.003	)(g)	—	(0.000	)(w)

Change in unit value	$(0.081)		$(0.166)	$0.085	$0.435		$0.404	$0.165

Unit value:
Net asset value — end of period	$13.168		$13.249	$13.415	$13.330		$12.895	$12.491

Total Return (%) (k)(r)(s)	(0.61	)(n)	(1.23)	0.63	3.38		3.24	1.34
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	1.97	(a)	1.96	1.94	1.95		1.90	1.94
Expenses after expense reductions (f)	1.51	(a)	1.61	1.92	N/A		N/A	N/A
Net investment income (loss)	(1.24	)(a)	(1.24)	0.65	3.32		3.18	1.39
Number of units outstanding at end of period (000 Omitted)	1,258		1,332	1,673	1,871		1,969	2,384

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per unit amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of variable account units and the per unit amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per unit amount was less than $0.001.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Total Return Variable Account
	Compass 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$47.266		$40.464	$52.709	$51.373	$46.459	$45.729

Investment income	$0.794		$1.601	$1.748	$1.832	$1.749	$1.521
Expenses	(0.504)		(0.892)	(1.008)	(1.126)	(1.033)	(0.970)

Net investment income	$0.290		$0.709	$0.740	$0.706	$0.716	$0.551
Net realized and unrealized gain (loss) on investments and foreign currency	(1.711)		6.093	(12.985)	0.630	4.198	0.179

Change in unit value	$(1.421)		$6.802	$(12.245)	$1.336	$4.914	$0.730

Unit value:
Net asset value — end of period	$45.845		$47.266	$40.464	$52.709	$51.373	$46.459

Total Return (%) (k)(r)(s)	(3.01	)(n)	16.81	(23.23)	2.60	10.58	1.60
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.17	(a)	2.18	2.16	2.12	2.14	2.12
Expenses after expense reductions (f)	2.10	(a)	2.10	2.10	2.11	N/A	N/A
Net investment income	1.19	(a)	1.64	1.52	1.30	1.46	1.18
Portfolio turnover (%)	12		41	57	54	45	49
Number of units outstanding at end of period (000 Omitted)	645		685	807	948	1,156	1,349

	Total Return Variable Account
	Compass 3
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$45.750		$39.224	$51.169	$49.947	$45.236	$44.592

Investment income	$0.744		$1.505	$1.645	$1.770	$1.645	$1.450
Expenses	(0.514)		(0.902)	(1.033)	(1.165)	(1.051)	(1.019)

Net investment income	$0.230		$0.603	$0.612	$0.605	$0.594	$0.431
Net realized and unrealized gain (loss) on investments and foreign currency	(1.638)		5.923	(12.557)	0.617	4.117	0.213

Change in unit value	$(1.408)		$6.526	$(11.945)	$1.222	$4.711	$0.644

Unit value:
Net asset value — end of period	$44.342		$45.750	$39.224	$51.169	$49.947	$45.236

Total Return (%) (k)(r)(s)	(3.08	)(n)	16.64	(23.34)	2.45	10.42	1.45
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.32	(a)	2.33	2.31	2.27	2.29	2.27
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.26	N/A	N/A
Net investment income	1.00	(a)	1.50	1.33	1.18	1.28	0.97
Portfolio turnover (%)	12		41	57	54	45	49
Number of units outstanding at end of period (000 Omitted)	39		48	74	107	142	217

Financial Highlights — continued

	Total Return Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/10 (Unaudited)		Years Ended 12/31
			2009	2008	2007	2006	2005
Per unit data: (d)
Net asset value — beginning of period	$22.284		$19.077	$24.850	$24.220	$21.903	$21.559

Investment income	$0.366		$0.740	$0.807	$0.849	$0.812	$0.710
Expenses	(0.235)		(0.417)	(0.471)	(0.527)	(0.484)	(0.457)

Net investment income	$0.131		$0.323	$0.336	$0.322	$0.328	$0.253
Net realized and unrealized gain (loss) on investments and foreign currency	(0.801)		2.884	(6.109)	0.308	1.989	0.091

Change in unit value	$(0.670)		$3.207	$(5.773)	$0.630	$2.317	$0.344

Unit value:
Net asset value — end of period	$21.614		$22.284	$19.077	$24.850	$24.220	$21.903

Total Return (%) (k)(r)(s)	(3.01	)(n)	16.81	(23.23)	2.60	10.58	1.60
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.17	(a)	2.18	2.16	2.12	2.14	2.12
Expenses after expense reductions (f)	2.10	(a)	2.10	2.10	2.11	N/A	N/A
Net investment income	1.16	(a)	1.61	1.49	1.28	1.44	1.17
Portfolio turnover (%)	12		41	57	54	45	49
Number of units outstanding at end of period (000 Omitted)	2,949		3,136	3,572	4,116	4,695	5,462

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Notes to Financial Statements (unaudited)

(1)	Business and Organization

Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the variable accounts’ Statement of Assets and Liabilities through the date that the financial statements were issued. The High Yield Variable Account may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Government Securities Variable Account and Total Return Variable Account may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account, and Total Return Variable Account can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Pursuant to procedures approved by the Board of Managers, investments held by the Money Market Variable Account are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Managers has delegated primary responsibility for determining or causing to be determined the value of the variable accounts’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Managers. Under the variable accounts’ valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives.

Notes to Financial Statements (unaudited) — continued

These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable accounts’ net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable accounts’ net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable accounts’ foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable accounts’ net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable accounts’ net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable accounts could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable accounts determines its net asset value per share.

Various inputs are used in determining the value of each variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable accounts’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing each variable account’s assets or liabilities:

Capital Appreciation Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$101,961,378	$—	$—	$101,961,378
France	—	2,681,904	—	2,681,904
Taiwan	2,037,459	—	—	2,037,459
Switzerland	—	1,633,792	—	1,633,792
South Korea	—	1,123,118	—	1,123,118
United Kingdom	—	1,015,042	—	1,015,042
Australia	798,431	—	—	798,431
Brazil	758,585	—	—	758,585
Mutual Funds	916,396	—	—	916,396

Total Investments	$106,472,249	$6,453,856	$—	$112,926,105

Global Governments Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,236,314	$—	$1,236,314
Non-U.S. Sovereign Debt	—	4,480,945	—	4,480,945
Municipal Bonds		24,126	—	24,126
Corporate Bonds	—	77,132	—	77,132
Residential Mortgage-Backed Securities	—	262,934	—	262,934
Commercial Mortgage-Backed Securities	—	105,252	—	105,252
Purchased Currency Options	—	205	—	205
Mutual Funds	234,500	—	—	234,500

Total Investments	$234,500	$6,186,908	$—	$6,421,408

Investments at Value	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$5,273	$—	$5,273

Notes to Financial Statements (unaudited) — continued

Government Securities Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$15,314,723	$—	$15,314,723
Municipal Bonds	—	2,303,789	—	2,303,789
Corporate Bonds	—	317,874		317,874
Residential Mortgage-Backed Securities	—	34,952,369	—	34,952,369
Commercial Mortgage-Backed Securities	—	1,053,118	—	1,053,118
Mutual Funds	4,963,174	—	—	4,963,174

Total Investments	$4,963,174	$53,941,873	$—	$58,905,047

Investments at Value	Level 1	Level 2	Level 3	Total
Futures	$36,878	$—	$—	$36,878

High Yield Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$92,435	$139,307	$196,566	$428,308
Netherlands	176,665	—	—	176,665
Canada	9,004	—	—	9,004
Non-U.S. Sovereign Debt	—	52,589	—	52,589
Corporate Bonds	—	31,194,714	—	31,194,714
Commercial Mortgage-Backed Securities	—	314,862	—	314,862
Floating Rate Loans	—	1,082,839	54,657	1,137,496
Asset-Backed Securities (including CDO’s)	—	28,048	—	28,048
Foreign Bonds	—	4,223,971	—	4,223,971
Mutual Funds	779,655	—	—	779,655

Total Investments	$1,057,759	$37,036,330	$251,223	$38,345,312

Investments at Value	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(3,083)	$—	$(3,083)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Floating Rate Loans	Total
Balance as of 12/31/09	$6,948	$—	$6,948
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in urealized appreciation (depreciation)	10,120	677	10,797
Net purchases (sales)	179,498	53,980	233,478
Transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/10	$196,566	$54,657	$251,223

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at June 30, 2010 is $10,797.

Money Market Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$33,188,474	$—	$33,188,474

Notes to Financial Statements (unaudited) — continued

Total Return Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$49,466,330	$49,925	$—	$49,516,255
United Kingdom	—	1,461,063	—	1,461,063
Switzerland	—	1,062,790	—	1,062,790
France	711,562	143,224	—	854,786
Germany	—	318,767	—	318,767
Canada	141,155	—	—	141,155
Netherlands	—	128,440	—	128,440
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	12,300,694	—	12,300,694
Non-U.S. Sovereign Debt	—	1,251,232	—	1,251,232
Municipal Bonds	—	366,934	—	366,934
Corporate Bonds	—	7,553,647	—	7,553,647
Residential Mortgage-Backed Securities	—	14,835,016	—	14,835,016
Commercial Mortgage-Backed Securities	—	2,122,600	—	2,122,600
Asset-Backed Securities (including CDOs)	—	608,381	—	608,381
Foreign Bonds	—	2,522,568	—	2,522,568
Mutual Funds	697,144	—	—	697,144

Total Investments	$51,016,191	$44,725,281	$—	$95,741,472

For further information regarding security characteristics, see the Portfolios of Investments.

Repurchase Agreements – Certain variable accounts may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The variable accounts require that the securities collateral in a repurchase transaction be transferred to a custodian. The variable accounts monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable accounts under each such repurchase agreement. The variable account and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – Certain variable accounts invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – Certain variable accounts may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the variable accounts, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) — continued

The following tables present, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account at June 30, 2010 as reported in the variable accounts’ Statements of Assets and Liabilities:

Global Governments Variable Account

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$51,013	$(45,740)
Foreign Exchange Contracts	Purchased Currency Options	205	—

Total		$51,218	$(45,740)

Government Securities Variable Account

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Interest Rate Contracts	Interest Rate Futures	$36,878

High Yield Variable Account

		Fair Value
Risk	Derivative	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$(3,083)

(a)	The value of purchased options outstanding is included in total investments, at value, within the variable accounts’ Statements of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the variable accounts’ Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the variable accounts’ Statements of Assets and Liabilities.

The following tables present, by major type of derivative contract, the realized gain (loss) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the six months ended June 30, 2010 as reported in the Statements of Operations:

Global Governments Variable Account

Foreign Currency Transactions
Foreign Exchange Contracts	$71,770

Government Securities Variable Account

Futures Contracts
Interest Rate Contracts	$38,234

High Yield Variable Account

Foreign Currency Transactions
Foreign Exchange Contracts	$52,517

The following tables present, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the six months ended June 30, 2010 as reported in the Statements of Operations:

Global Governments Variable Account

	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange Contracts	$27,773	$(321)

Government Securities Variable Account

Futures Contracts
Interest Rate Contracts	$75,935

Notes to Financial Statements (unaudited) — continued

High Yield Variable Account

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(9,402)

For the six months ended June 30, 2010, the Capital Appreciation Variable Account, Money Market Variable Account, and Total Return Variable Account did not invest in any derivative instruments.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, certain variable accounts attempt to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the variable accounts the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the variable accounts’ credit risk to such counterparty equal to any amounts payable by the variable accounts under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the variable accounts and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the variable accounts under derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – Certain variable accounts may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the variable accounts’ exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statements of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statements of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the variable accounts pay a premium whether or not the option is exercised. The variable accounts’ maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – Certain variable accounts may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the variable accounts are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the variable accounts each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the variable accounts until the contract is closed or expires at which point the gain or loss on futures is realized.

The variable accounts bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the variable accounts since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The variable accounts’ maximum risk of loss due to counterparty credit risk is equal to the margin posted by the variable accounts to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) — continued

Forward Foreign Currency Exchange Contracts – Certain variable accounts may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the variable accounts’ currency risk or for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency that the variable accounts will receive from or use in its normal investment activities. The variable accounts may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts’ portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The variable accounts’ maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – Certain variable accounts may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable accounts to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the variable accounts’ organizational documents, its officers and Managers may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the variable accounts. Additionally, in the normal course of business, the variable accounts enter into agreements with service providers that may contain indemnification clauses. The variable accounts’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the variable accounts that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable accounts are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The variable accounts may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the variable accounts or in unrealized gain/loss if the security is still held by the variable accounts. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Certain variable accounts may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The variable accounts hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the variable accounts may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the variable accounts’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Certain variable accounts may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Notes to Financial Statements (unaudited) — continued

Fees Paid Indirectly – The variable accounts’ custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable account. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statements of Operations.

Federal Income Taxes – The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country’s tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

(3)	Annuity Reserves

Annuity reserves for contracts with annuity commencement dates prior to January 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between January 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(4)	Transactions with Affiliates

Investment Adviser – Each variable account has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the variable accounts. The management fee is computed daily and paid monthly at the following annual rates based on a percentage of each variable account’s average daily net assets:

	Annual Rate of Management Fee Based on Average Daily Net Assets Not Exceeding $300 Million		Annual Rate of Management Fee Based on Average Daily Net Assets In Excess of $300 Million		Effective Management Fees
Capital Appreciation Variable Account	0.75%		0.675%		0.75%
Global Governments Variable Account	0.75%		0.675%		0.75%
Government Securities Variable Account	0.55%		0.495%		0.55%
High Yield Variable Account	0.75	%(a)	0.675%		0.70%
Money Market Variable Account	0.50%		0.500	%(b)	0.11	%(c)
Total Return Variable Account	0.75%		0.675%		0.75%

(a)	The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $300 million of average daily net assets. This written agreement will continue until modified or rescinded by the variable account’s Board of Managers, but such agreement will continue at least until April 30, 2011. This management fee reduction amounted to $10,009, which is shown as a reduction of total expenses in the Statements of Operations.
(b)	The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified or rescinded by the variable account’s contract holders. For the six months ended June 30, 2010, the variable account’s average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced under this agreement.
(c)	During the six months ended June 30, 2010, MFS voluntarily waived receipt of $63,673, of the variable account’s management fee in order to avoid a negative yield. For the six months ended June 30, 2010, this voluntary waiver had the effect of reducing the management fee by 0.39% of average daily net assets on an annualized basis.

The investment adviser has agreed in writing to pay the variable accounts’ total annual operating expenses, exclusive of interest, taxes, brokerage commissions, to the extent permitted, extraordinary expenses, mortality and expense risk and distribution expense risk charges, and contract maintenance charges, such that total annual operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. These agreements are contained in the investment advisory agreement between MFS and the variable accounts and may not be rescinded without contract holder approval. For the six months ended June 30, 2010, this reduction amounted to $33,773 for the Global Governments Variable Account and is reflected as a reduction of total expenses in the Statements of Operations. Each of the other variable accounts did not exceed the limit and therefore, the investment adviser did not pay any portion of the variable accounts’ expenses under this agreement. In addition, the investment adviser has agreed in writing to pay a portion of total annual operating expenses of the variable accounts listed below, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk and distribution expense risk charges, contract maintenance charges, and investment-related expenses, such that the total annual operating expenses of these variable accounts do not exceed the expense limitations indicated below, based on the average daily net assets of such variable accounts. These written agreements will continue until April 30, 2011. For the six months ended June 30, 2010, these reductions under this agreement amounted to the following for each variable account and are reflected as a reduction of total expenses in the Statements of Operations:

	Expense Limitation	Expense Reduction
Capital Appreciation Variable Account	0.82%	$33,987
High Yield Variable Account	0.90%	18,208
Money Market Variable Account	0.65%	11,194
Total Return Variable Account	0.85%	35,165

Notes to Financial Statements (unaudited) — continued

Contract Charges – The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account, and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 — Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract’s accumulation account and paid the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the variable accounts. Under an administrative services agreement, the variable accounts partially reimburses MFS the costs incurred to provide these services. The variable accounts are charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to the following annual effective rate of each variable accounts’ average daily net assets:

	Capital Appreciation Variable Account	Global Governements Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Percent of average daily net assets	0.0372%	0.1424%	0.0398%	0.0423%	0.0439%	0.0377%

Managers’ and Officers’ Compensation – Each variable account pays compensation to managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers who are affiliated with the Investment Adviser or the Sponsor all of whom receive remuneration for their services to the variable account from MFS. Certain officers of the variable accounts are officers or directors of MFS, MFD (MFS Distributors, Inc.), and MFSC (MFS Service Center, Inc.).

Other – These variable accounts and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2010, the aggregate fees paid by the variable accounts to Tarantino LLC and Griffin Compliance LLC which are included in miscellaneous expense on the Statement of Operations were as follows:

Capital Appreciation Variable Account	$1,103
Global Governments Variable Account	62
Government Securities Variable Account	515
High Yield Variable Account	348
Money Market Variable Account	283
Total Return Variable Account	890

Certain variable accounts may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) — continued

(5)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Capital Appreciation Variable Account	$28,247,712	$35,811,735
Global Governments Variable Account	1,136,826	1,558,563
Government Securities Variable	944,178	1,364,576
High Yield Variable Account	13,720,456	15,747,352
Total Return Variable Account	9,451,732	13,469,149

Purchases and sales of investments for the Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $968,861,630 and $968,697,800, respectively.

Purchases and sales of U.S. Governments Securities, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Global Governments Variable Account	$614,947	$940,171
Government Securities Variable Account	4,501,810	9,797,245
Total Return Variable Account	2,596,994	4,104,075

(6)	Participant Transactions

The changes in net assets from changes in numbers of outstanding units were as follows:

	Six Months Ended June 30, 2010 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	5		$257		(10)	$(508)	(88)	$(4,794)	(93)	$(5,045)	$(237)	$(5,282)
Compass 3 Contracts	2		68		(6)	(189)	(2)	(59)	(5)	(180)	—	(180)
Compass 3 Level 2 Contracts	10		130		2	47	(160)	(2,416)	(149)	(2,239)	13	$(2,226)

			$455			$(650)		$(7,269)		$(7,464)	$(224)	$(7,688)

Global Governments Variable Account
Compass 2 Contracts	0	*	0	*	(5)	$(149)	(19)	$(592)	(24)	$(741)	$(2)	$(743)
Compass 3 Contracts	0	*	7		(1)	(63)	(1)	(16)	(3)	(72)	—	(72)
Compass 3 Level 2 Contracts	0	*	4		(4)	(64)	(9)	(157)	(13)	(217)	(12)	(229)

			$11			$(276)		$(765)		$(1,030)	$(14)	$(1,044)

Government Securities Variable Account
Compass 2 Contracts	4		$160		(7)	$(275)	(69)	$(3,175)	(72)	$(3,290)	$(163)	$(3,453)
Compass 3 Contracts	0	*	8		(6)	(197)	(0)*	(7)	(6)	(196)	—	(196)
Compass 3 Level 2 Contracts	2		29		17	330	(58)	(1,097)	(39)	(738)	(2)	(740)

			$197			$(142)		$(4,279)		$(4,224)	$(165)	$(4,389)

High Yield Variable Account
Compass 2 Contracts	3		$144		(17)	$(714)	(39)	$(1,701)	(53)	$(2,271)	$(66)	$(2,337)
Compass 3 Contracts	0	*	9		(1)	(17)	(1)	(30)	(1)	(38)	—	(38)
Compass 3 Level 2 Contracts	0	*	8		(39)	(636)	(33)	(569)	(72)	(1,197)	(5)	(1,202)

			$161			$(1,367)		$(2,300)		$(3,506)	$(71)	$(3,577)

Money Market Variable Account
Compass 2 Contracts	0	*	$1		49	$1,059	(78)	$(1,676)	(29)	$(616)	$(43)	$(659)
Compass 3 Contracts	0	*	4		(4)	(70)	(1)	(26)	(5)	(92)	—	(92)
Compass 3 Level 2 Contracts	9		104		38	509	(120)	(1,587)	(74)	(974)	(2)	(976)

			$109			$1,498		$(3,289)		$(1,682)	$(45)	$(1,727)

*	Amount less than $500

Notes to Financial Statements (unaudited) — continued

	Six Months Ended June 30, 2010 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Total Return Variable Account
Compass 2 Contracts	1		$65		(3)	$(182)	(38)	$(1,837)	(40)	$(1,954)	$(5)	$(1,959)
Compass 3 Contracts	1		65		(7)	(362)	(3)	(123)	(9)	(420)	—	(420)
Compass 3 Level 2 Contracts	8		132		(7)	(101)	(188)	(4,250)	(187)	(4,219)	(11)	(4,230)

			$262			$(645)		$(6,210)		$(6,593)	$(16)	$(6,609)

	Year Ended December 31, 2009 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	12		$446		(41)	$(1,617)	(193)	$(8,537)	(222)	$(9,708)	$(316)	$(10,024)
Compass 3 Contracts	4		104		(19)	(517)	(4)	(116)	(19)	$(529)	(1)	$(530)
Compass 3 Level 2 Contracts	26		204		(37)	(357)	(379)	(4,623)	(390)	(4,776)	(19)	$(4,795)

			$754			$(2,491)		$(13,276)		$(15,013)	$(336)	$(15,349)

Global Governments Variable Account
Compass 2 Contracts	0	*	0	*	3	$90	(9)	$(282)	(6)	$(192)	$(3)	$(195)
Compass 3 Contracts	0	*	13		(3)	(78)	(1)	(41)	(4)	(106)	(1)	(107)
Compass 3 Level 2 Contracts	1		5		4	73	(37)	(633)	(32)	(555)	9	(546)

			$18			$85		$(956)		$(853)	$5	$(848)

Government Securities Variable Account
Compass 2 Contracts	9		$385		(21)	$(926)	(129)	$(5,776)	(141)	$(6,317)	$72	$(6,245)
Compass 3 Contracts	1		43		(6)	(198)	(5)	(161)	(10)	(316)	—	(316)
Compass 3 Level 2 Contracts	11		173		35	662	(146)	(2,662)	(100)	(1,827)	(4)	(1,831)

			$601			$(462)		$(8,599)		$(8,460)	$68	$(8,392)

High Yield Variable Account
Compass 2 Contracts	5		$139		(30)	$(1,030)	(84)	$(2,920)	(109)	$(3,811)	$(103)	$(3,914)
Compass 3 Contracts	1		17		(3)	(76)	(3)	(58)	(5)	(117)	(1)	(118)
Compass 3 Level 2 Contracts	2		19		(0)*	32	(67)	(878)	(65)	(827)	(7)	(834)

			$175			$(1,074)		$(3,856)		$(4,755)	$(111)	$(4,866)

Money Market Variable Account
Compass 2 Contracts	5		$86		93	$2,026	(159)	$(3,444)	(61)	$(1,332)	$(44)	$(1,376)
Compass 3 Contracts	1		23		(22)	(389)	(6)	(105)	(27)	(471)	(1)	(472)
Compass 3 Level 2 Contracts	13		83		23	403	(377)	(5,034)	(341)	(4,548)	(11)	(4,559)

			$192			$2,040		$(8,583)		$(6,351)	$(56)	$(6,407)

Total Return Variable Account
Compass 2 Contracts	6		$259		(32)	$(1,219)	(96)	$(3,902)	(122)	$(4,862)	$(142)	$(5,004)
Compass 3 Contracts	3		87		(20)	(796)	(9)	(347)	(26)	(1,056)	(2)	(1,058)
Compass 3 Level 2 Contracts	28		418		(56)	(834)	(408)	(8,064)	(436)	(8,480)	(54)	(8,534)

			$764			$(2,849)		$(12,313)		$(14,398)	$(198)	$(14,596)

*	Amount less than $500

Notes to Financial Statements (unaudited) — continued

(7)	Line of Credit

The variable accounts and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each funds, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the variable accounts and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the variable accounts’ commitment fee and interest expense are included in miscellaneous expense on the Statements of Operations and were as follows:

	Commitment fee	Interest Expense
Capital Appreciation Variable Account	$805	$—
Global Governments Variable Account	47	—
Government Securities Variable Account	381	—
High Yield Variable Account	252	—
Money Market Variable Account	211	—
Total Return Variable Account	652	—

(8)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable accounts assume the MFS Institutional Money Market Portfolio to be an affiliated issuer. Certain variable accounts’ transactions in the MFS Institutional Money Market Portfolio for the six months ended June 30, 2010 are as follows:

	Underlying Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Capital Appreciation Variable Account	1,026,944	9,871,340	(9,981,888)	916,396
Global Governments Variable Account	444,688	1,784,343	(1,994,531)	234,500
Government Securities Variable Account	2,776,082	10,948,294	(8,761,202)	4,963,174
High Yield Variable Account	996,965	9,712,781	(9,930,091)	779,655
Total Return Variable Account	654,933	9,584,801	(9,542,590)	697,144

	Underlying Funds – MFS Institutional Money Market Portfolio

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Capital Appreciation Variable Account	$—	$—	$1,213	$916,396
Global Governments Variable Account	$—	$—	$390	$234,500
Government Securities Variable Account	$—	$—	$3,519	$4,963,174
High Yield Variable Account	$—	$—	$1,004	$779,655
Total Return Variable Account	$—	$—	$738	$697,144

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Custodian

State Street Bank and Trust

1 Lincoln Street, Boston, MA 02111-2900

Board Review of Investment Advisory Agreement

A discussion regarding the Board’s most recent review and renewal of each variable account’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of the MFS Web site (mfs.com).

Proxy Voting Policies and Information

A general description of the variable accounts’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts’ Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The accounts’ Form N-Q is available on the EDGAR database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

Further Information

From time to time, MFS may post important information about a variable account or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of mfs.com.

cous-sem-8/10

Sun Life Financial Distributors Inc.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 17, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2010

*	Print name and title of each signing officer under his or her signature.